UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3591

CALVERT VARIABLE SERIES, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Fiscal quarter ended March 31, 2005

Item 1. Schedule of Investments.

CVS CALVERT SOCIAL BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005

EQUITY SECURITIES - 61.8%	Shares	Value

Advertising Agencies - 0.4%
Omnicom Group, Inc.	21,800	$1,929,736

Air Transportation - 0.3%
FedEx Corp.	13,500	1,268,325

Auto Parts - After Market - 0.0%
Genuine Parts Co.	4,300	187,007

Auto Parts - Original Equipment - 0.3%
Autoliv, Inc.	25,000	1,191,250

Banks - New York City - 1.3%
Bank of New York Co., Inc.	73,200	2,126,460
JPMorgan Chase & Co.	119,420	4,131,932

		6,258,392

Banks - Outside New York City - 4.4%
Bank of America Corp.	142,076	6,265,552
BB&T Corp.	10,800	422,064
First Republic Capital Corp., Preferred(e)	500	525,000
First Tennessee Bank, Preferred(e)	500	500,156
KeyCorp Ltd.	24,200	785,290
M&T Bank Corp.	21,900	2,235,114
US Bancorp	92,900	2,677,378
Wachovia Corp.	82,900	4,220,439
Wells Fargo & Co.	44,500	2,661,100

		20,292,093

Biotechnology - Research & Production - 1.0%
Amgen, Inc.*	52,700	3,067,667
Invitrogen Corp.*	24,000	1,660,800

		4,728,467

Building Materials - 0.2%
Masco Corp.	28,100	974,227

Chemicals - 1.0%
Airgas, Inc.	48,900	1,168,221
Praxair, Inc.	49,100	2,349,926
Sigma-Aldrich Corp.	15,000	918,750

		4,436,897

EQUITY SECURITIES - 61.8%	Shares	Value

Communications & Media - 0.9%
Time Warner, Inc.*	249,100	4,371,705

Communications Technology - 1.8%
Cisco Systems, Inc.*	219,200	3,921,488
CommScope, Inc.*	75,900	1,135,464
Harris Corp.	53,400	1,743,510
Qualcomm, Inc.	42,300	1,550,295

		8,350,757

Computer - Services, Software & Systems - 2.8%
Adobe Systems, Inc.	42,800	2,874,876
Citrix Systems, Inc.*	9,000	214,380
Compuware Corp.*	48,000	345,600
Microsoft Corp.	332,700	8,041,359
QLogic Corp.*	6,000	243,000
Symantec Corp.*	6,200	132,246
Trizetto Group, Inc.*	15,400	143,374
Veritas Software Corp.*	45,700	1,061,154

		13,055,989

Computer Technology - 3.1%
Apple Computer, Inc.*	8,500	354,195
Dell, Inc.*	158,000	6,070,360
EMC Corp.*	37,200	458,304
Hewlett-Packard Co.	28,600	627,484
International Business Machines Corp.	75,800	6,926,604

		14,436,947

Consumer Electronics - 0.8%
Electronic Arts, Inc.*	5,100	264,078
Harman International Industries, Inc.	1,700	150,382
Yahoo!, Inc.*	98,900	3,352,710

		3,767,170

Consumer Products - 1.6%
Alberto-Culver Co.	33,300	1,593,738
American Greetings Corp.	3,700	94,276
Gillette Co.	27,400	1,383,152
Kimberly-Clark Corp.	48,100	3,161,613
Toro Co.	15,900	1,407,150

		7,639,929

Containers & Packaging - Paper & Plastic - 0.1%
Sealed Air Corp.*	9,200	477,848

Cosmetics - 0.3%
Estee Lauder Co.’s, Inc.	34,800	1,565,304

EQUITY SECURITIES - 61.8%	Shares	Value

Diversified Financial Services - 1.9%
American Express Co.	74,800	3,842,476
CIT Group, Inc.	5,100	193,800
Goldman Sachs Group, Inc.	24,500	2,694,755
MFH Financial Trust I, Preferred(e)	20,000	1,980,000
Roslyn Real Estate Asset Corp., Preferred	2	201,063

		8,912,094

Diversified Production - 0.2%
Danaher Corp.	16,000	854,560
Dover Corp.	7,500	283,425

		1,137,985

Drug & Grocery Store Chains - 0.8%
Supervalu, Inc.	13,600	453,560
Walgreen Co.	69,100	3,069,422

		3,522,982

Drugs & Pharmaceuticals - 3.5%
Cardinal Health, Inc.	23,500	1,311,300
Johnson & Johnson	125,200	8,408,432
Pfizer, Inc.	247,000	6,488,690

		16,208,422

Education Services - 0.4%
Apollo Group, Inc.*	23,000	1,703,380

Electronic Equipment & Components - 0.2%
Cooper Industries Ltd.	4,300	307,536
Molex, Inc.	24,200	637,912

		945,448

Electronics - Medical Systems - 1.1%
Medtronic, Inc.	79,300	4,040,335
Varian Medical Systems, Inc.*	25,700	880,996

		4,921,331

Electronics - Semiconductors / Components - 1.8%
Analog Devices, Inc.	36,300	1,311,882
Atmel Corp.*	51,600	152,220
Intel Corp.	248,200	5,765,686
Jabil Circuit, Inc.*	30,000	855,600
Texas Instruments, Inc.	17,300	440,977

		8,526,365

Energy Miscellaneous - 0.5%
Veritas DGC, Inc.*	81,800	2,450,728

EQUITY SECURITIES - 61.8%	Shares	Value

Finance - Small Loan - 0.5%
SLM Corp.	49,200	2,452,128

Finance Companies - 0.4%
Capital One Financial Corp.	22,200	1,659,894

Financial Data Processing Services - 1.3%
Automatic Data Processing, Inc.	77,600	3,488,120
CompuCredit Corp.*	12,800	340,736
First Data Corp.	50,300	1,977,293
Fiserv, Inc.*	3,000	119,400
SunGard Data Systems, Inc.*	4,200	144,900

		6,070,449

Financial Miscellaneous - 1.3%
AMBAC Financial Group, Inc.	4,800	358,800
Fannie Mae	30,000	1,633,500
Freddie Mac	3,600	227,520
MBNA Corp.	123,650	3,035,608
Nationwide Financial Services, Inc.	5,400	193,860
Providian Financial Corp.*	34,700	595,452

		6,044,740

Foods - 2.0%
General Mills, Inc.	15,600	766,740
Hershey Foods Corp.	52,100	3,149,966
Kellogg Co.	86,600	3,747,182
Sysco Corp.	43,950	1,573,410

		9,237,298

Forest Products - 0.2%
Weyerhaeuser Co.	16,100	1,102,850

Healthcare Facilities - 0.2%
DaVita, Inc.*	20,100	841,185

Healthcare Management Services - 0.4%
Caremark Rx, Inc.*	21,100	839,358
IMS Health, Inc.	43,400	1,058,526

		1,897,884

Healthcare Services - 1.8%
Express Scripts, Inc.*	7,300	636,487
McKesson Corp.	37,500	1,415,625
WellPoint, Inc.*	49,100	6,154,685

		8,206,797

Home Building - 1.3%
NVR, Inc.*	4,200	3,297,000
Pulte Homes, Inc.	39,800	2,930,474

		6,227,474

EQUITY SECURITIES - 61.8%	Shares	Value

Household Equipment & Products - 0.5%
Black & Decker Corp.	29,600	2,338,104

Identification Control & Filter Devices - 0.2%
Parker Hannifin Corp.	11,700	712,764

Insurance - Life - 1.1%
Conseco, Inc., Preferred	67,000	1,775,500
Jefferson-Pilot Corp.	5,100	250,155
Phoenix Co.’s, Inc.	13,400	171,252
Principal Financial Group	49,200	1,893,708
Prudential Financial, Inc.	18,800	1,079,120

		5,169,735

Insurance - Multi-Line - 1.5%
Aflac, Inc.	65,400	2,436,804
Cigna Corp.	38,400	3,429,120
Hartford Financial Services, Inc.	3,900	267,384
Lincoln National Corp.	11,200	505,568
Safeco Corp.	3,100	151,001

		6,789,877

Insurance - Property & Casualty - 0.8%
21st Century Insurance Group	13,100	182,745
Chubb Corp.	19,200	1,521,984
Commerce Group, Inc.	20,300	1,258,194
Progressive Corp.	7,800	715,728

		3,678,651

Machinery - Construction & Handling - 0.3%
Terex Corp.*	31,700	1,372,610

Machinery - Industrial / Specialty - 0.9%
Illinois Tool Works, Inc.	43,800	3,921,414
Nordson Corp.	3,600	132,552

		4,053,966

Machinery - Oil Well Equipment & Services - 0.4%
Cal Dive International, Inc.*	1,100	49,830
Smith International, Inc.	26,100	1,637,253

		1,687,083

Medical & Dental - Instruments & Supplies - 0.8%
Becton Dickinson & Co.	49,100	2,868,422
St. Jude Medical, Inc.*	3,400	122,400
Stryker Corp.	14,600	651,306

		3,642,128

EQUITY SECURITIES - 61.8%	Shares	Value

Medical Services - 0.1%
Coventry Health Care, Inc.*	3,650	248,711

Multi-Sector Companies - 1.0%
3M Co.	52,500	4,498,725

Office Furniture & Business Equipment - 0.3%
Lexmark International, Inc.*	11,100	887,667
Pitney Bowes, Inc.	2,800	126,336
Xerox Corp.*	27,000	409,050

		1,423,053

Oil - Crude Producers - 2.6%
Cimarex Energy Co.*	14,700	573,300
EOG Resources, Inc.	130,000	6,336,200
Pioneer Natural Resources Co.	27,400	1,170,528
XTO Energy, Inc.	128,567	4,222,129

		12,302,157

Photography - 0.2%
Eastman Kodak Co.	35,600	1,158,780

Pollution Control & Environmental Services - 0.0%
Headwaters, Inc.*	3,900	127,998

Publishing - Miscellaneous - 0.4%
McGraw-Hill Co.’s, Inc.	19,800	1,727,550

Publishing - Newspapers - 0.0%
New York Times Co.	4,800	175,584

Radio & Television Broadcasters - 0.0%
Cox Radio, Inc.*	4,800	80,688

Real Estate Investment Trust - 0.2%
Equity Office Properties Trust	30,300	912,939

Recreational Vehicles & Boats - 0.3%
Harley-Davidson, Inc.	20,600	1,189,856

Restaurants - 0.1%
CKE Restaurants, Inc.*	39,200	621,320

Retail - 3.7%
Bed Bath & Beyond, Inc.*	43,500	1,589,490
Best Buy Co., Inc.	5,000	270,050
Costco Wholesale Corp.	23,600	1,042,648

EQUITY SECURITIES - 61.8%	Shares	Value

Dollar General Corp.	5,400	118,314
Gap, Inc.	84,700	1,849,848
Home Depot, Inc.	103,500	3,957,840
Lowe’s Co.’s, Inc.	57,000	3,254,130
Nordstrom, Inc.	22,100	1,223,898
ShopKo Stores, Inc.*	8,500	188,870
Staples, Inc.	46,700	1,467,781
Target Corp.	42,100	2,105,842

		17,068,711

Savings & Loans - 0.4%
Washington Mutual, Inc.	43,400	1,714,300

Securities Brokers & Services - 0.5%
Charles Schwab Corp.	8,300	87,233
Franklin Resources, Inc.	33,300	2,286,045

		2,373,278

Shoes - 0.1%
Timberland Co.*	9,600	680,928

Soaps & Household Chemicals - 1.3%
Colgate-Palmolive Co.	3,400	177,378
Procter & Gamble Co.	108,600	5,755,800

		5,933,178

Transportation Miscellaneous - 0.1%
United Parcel Service, Inc., Class B	7,800	567,372

Utilities - Cable, Television, & Radio - 0.0%
Comcast Corp.*	4,400	148,632

Utilities - Electrical - 0.7%
Black Hills Corp.	1,100	36,377
Cleco Corp.	31,000	660,300
Hawaiian Electric Industries, Inc.	8,600	219,472
IDACORP, Inc.	18,600	527,682
NiSource, Inc.	17,900	407,941
OGE Energy Corp.	30,300	816,585
Sierra Pacific Resources Corp.*	18,200	195,650
Unisource Energy Corp.	8,300	257,051

		3,121,058

Utilities - Gas Distribution - 1.4%
Energen Corp.	11,700	779,220
Kinder Morgan, Inc.	37,800	2,861,460
Oneok, Inc.	91,200	2,810,784

		6,451,464

EQUITY SECURITIES - 61.8%	Shares	Value

Utilities - Gas Pipelines - 0.1%
Equitable Resources, Inc.	4,600	264,224

Utilities - Telecommunications - 1.9%
Bellsouth Corp.	181,500	4,771,635
Manitoba Telecom Services, Inc.	7,421	283,981
Nextel Communications, Inc.*	8,300	235,886
SBC Communications, Inc.	148,700	3,522,703

		8,814,205

Total Equity Securities (Cost $250,425,676)		288,051,106

	PRINCIPAL
Corporate Bonds - 23.6%	AMOUNT	VALUE

ACLC Business Loan Receivables Trust:
7.585%, 1/15/21 (e)	$41,474	41,507
8.745%, 1/15/21 (e)	749,954	624,102
3.46%, 10/15/21 (e)(r)	640,729	604,888
Agfirst Farm Credit Bank, 7.30%, 10/14/49 (e)	1,750,000	1,838,725
APL Ltd., 8.00%, 1/15/24	440,000	467,500
ASIF Global Financing Corp., 3.25%, 3/14/06 (e)(r)	3,500,000	3,500,490
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	2,700,000	1,660,500
Atmos Energy Corp., 3.035%, 10/15/07 (r)	2,000,000	1,999,480
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	500,000	570,175
Banco Santander Chile, 3.31%, 12/9/09 (e)(r)	1,500,000	1,499,550
Bank One Issuance Trust, 2.86%, 10/15/08 (r)	2,000,000	2,000,659
Bayview Research Center Lease Finance Trust, 6.33%, 1/15/37 (e)	1,500,000	1,635,450
Belvoir Land LLC, 5.03%, 12/15/25	1,000,000	961,070
BF Saul (REIT), 7.50%, 3/1/14	1,500,000	1,552,500
Brascan Corp., 7.125%, 6/15/12	1,160,000	1,288,980
Camp Pendleton and Quantico Military Housing LLC, 5.937%, 10/1/43 (e)	1,000,000	1,045,960
Chase Funding Mortgage Loan, 4.045%, 5/25/33	2,500,000	2,481,475
Chevy Chase Bank FSB, 6.875%, 12/1/13	300,000	310,125
CIT Group, Inc., 2.85%, 8/18/06 (r)	4,000,000	3,998,520
CNL Funding, Inc.:
7.721%, 8/25/09 (e)	1,095,529	1,133,066
Franchise Loan Trust Certificates, Interest only, 0.9408%, 8/18/16 (e)(r)	5,722,426	240,456
Continental Airlines, Inc., 3.85%, 12/6/07 (r)	1,500,000	1,512,524
Convergys Corp., 4.875%, 12/15/09	1,500,000	1,460,963
Delta Air Lines, Inc., 3.45%, 1/25/08 (r)	1,723,291	1,725,634
Deluxe Corp., 5.125%, 10/1/14	500,000	473,965
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	400,000	462,500
Duke Realty LP, 3.31%, 12/22/06 (r)	2,000,000	1,999,680
E*Trade Financial Corp., 8.00%, 6/15/11 (e)	800,000	832,000
FedEx Corp., 2.84%, 4/1/05 (r)	3,500,000	3,500,000
First Republic Bank, 7.75%, 9/15/12	500,000	549,135
FMAC Loan Receivables Trust, 6.66%, 1/15/12 (e)	1,418,858	1,257,165
Global Signal:

	PRINCIPAL
Corporate Bonds - 23.6%	AMOUNT	VALUE

3.711%, 1/15/34 (e)	963,627	941,343
4.232%, 12/15/09 (e)	1,000,000	975,029
Goldman Sachs Group, Inc.:
3.12%, 3/2/10 (r)	750,000	749,063
2.99%, 10/7/11 (r)	2,500,000	2,499,925
Greater Bay Bancorp, 5.25%, 3/31/08	500,000	494,730
HBOS Treasury Services plc, 3.80%, 1/30/08 (e)	1,000,000	985,220
Hudson United Bancorp, 8.20%, 9/15/06	1,000,000	1,040,000
Huntington Bancshares, Inc., 3.14%, 12/1/05 (r)	1,000,000	1,000,897
Interpool Capital Trust, 9.875%, 2/15/27	3,250,000	3,331,250
JP Morgan Chase Capital XV, 5.875%, 3/15/35	1,500,000	1,454,640
Kimco Realty Corp., 2.943%, 8/1/06 (r)	1,500,000	1,501,088
Kinder Morgan Energy Partners LP, 5.80%, 3/15/35	1,000,000	950,270
Leucadia National Corp.:
7.00%, 8/15/13	900,000	898,875
3.75%, 4/15/14 (e)	500,000	491,800
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,154,000	45,773
8.30%, 12/1/37 (e)(m)*	3,200,000	68,000
Masco Corp., 3.21%, 3/9/07 (e)(r)	3,500,000	3,506,331
Meridian Funding Co. LLC:
3.13%, 4/15/09 (e)(r)	873,875	874,101
3.15%, 10/15/14 (e)(r)	5,000,000	4,998,530
New York State Community Statutory Trust II, 6.375%, 12/28/31 (e)(r)	500,000	502,500
NYMAGIC, Inc., 6.50%, 3/15/14	500,000	483,559
Pacific Pilot Funding Ltd., 3.039%, 10/20/16 (e)(r)	1,000,000	994,550
Parker & Parsley Petroleum Co., 8.875%, 4/15/05	395,000	395,612
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	516,185
Preferred Term Securities IX Ltd., 3.299%, 4/3/33 (e)(r)	1,000,000	1,013,270
Premium Asset Trust, 2.86%, 10/8/09 (e)(r)	4,000,000	3,998,884
PRICOA Global Funding I, 3.02%, 3/2/07 (e)(r)	1,000,000	1,000,613
RBS Capital Trust I, 3.893%, 9/29/49 (r)	1,750,000	1,781,990
Scottish Power plc, 4.91%, 3/15/10	2,000,000	2,002,640
Skandinaviska Enskilda Banken AB, 5.471%, 3/29/49 (e)	750,000	750,257
Small Business Administration, 5.038%, 3/10/15	1,000,000	1,001,813
Sociedad Concesionaria Autopista Central SA, 6.223%, 12/15/26 (e)	1,500,000	1,580,040
Southwest Airlines, Co., 5.125%, 3/1/17	1,000,000	940,160
Sovereign Bancorp, Inc., 3.203%, 8/25/06 (r)	1,500,000	1,499,460
Sovereign Bank:
4.00%, 2/1/08	2,000,000	1,976,106
Lease Pass-Through Trust, 12.18%, 6/30/20 (e)	397,258	618,404
SPARCS Trust 99-1, Step Coupon, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (e)	1,000,000	303,280
Texas Municipal Gas Corp., 2.60%, 7/1/07 (e)	815,000	807,095
Toll Road Investors Partnership II LP Zero Coupon:
2/15/06 (e)	1,550,000	1,494,470
2/15/13 (e)	5,000,000	3,277,390
2/15/14 (e)	4,000,000	2,484,748
United Energy Ltd., 6.00%, 11/1/05 (e)	1,500,000	1,515,390
VW Credit, Inc., 2.93%, 7/21/05 (e)(r)	3,000,000	3,000,141
Washington Mutual, Inc., 3.19%, 3/20/08 (r)	800,000	799,504

	PRINCIPAL
Corporate Bonds - 23.6%	AMOUNT	VALUE

Westfield Capital Corp Ltd., 3.05%, 11/2/07 (e)(r)	2,000,000	2,003,446
William Street Funding Corp., 2.993%, 4/23/06 (e)(r)	3,000,000	3,002,226

Total Corporate Bonds (Cost $112,641,202)		109,779,342

Municipal Obligations - 0.1%

Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (f)	750,000	327,915

Total Municipal Obligations (Cost $750,000)		327,915

Taxable Municipal Obligations - 4.4%

Alameda California Corridor Transportation Authority Revenue Bonds Zero Coupon:
10/1/06	1,500,000	1,409,070
10/1/27	5,000,000	1,427,350
Bethlehem Pennsylvania GO Bonds, 4.70%, 11/1/12	190,000	187,585
California Statewide Communities Development Authority Tax and Revenue Anticipation Notes, Zero Coupon, 6/1/11	1,470,000	1,087,065
Chicago Illinois O’Hare International Airport Revenue Bonds, 5.30%, 1/1/20	750,000	745,402
Denver Colorado City and County COPs, Zero Coupon, 12/15/16	3,000,000	1,604,550
Hammonton New Jersey GO Bonds, 5.90%, 3/1/19	305,000	313,034
Howell Township New Jersey School District GO Bonds, 5.05%, 7/15/16	1,430,000	1,409,351
Indiana State Bond Bank Revenue Bonds, 5.27%, 1/15/18	525,000	520,622
Indianapolis Indiana Local Public Improvement Bond Bank Revenue Bonds, 4.94%, 1/15/17	1,595,000	1,555,922
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 4.06%, 10/15/10	1,500,000	1,454,775
New Jersey State Economic Development Authority Revenue Bonds, Zero Coupon, 2/15/17	7,000,000	3,763,480
Oregon School Boards Association GO Bonds, Zero Coupon, 6/30/06	2,000,000	1,903,100
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	1,000,000	465,530
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds, 2.75%, 12/1/06	1,555,000	1,523,791
Texas State Lower Colorado River Authority Revenue Bonds, 6.92%, 5/15/05	1,410,000	1,416,712

Total Taxable Municipal Obligations (Cost $20,312,677)		20,787,339

U.S. Government Agencies and Instrumentalities - 3.7%

Federal Home Loan Bank:
Discount Notes, 4/1/05	8,500,000	8,500,000
3.65%, 3/28/07	3,000,000	2,980,767
2.10%, 4/30/07	3,000,000	2,985,390
Freddie Mac, 4.15%, 3/24/08	1,500,000	1,489,665
Kingdom of Jordan, Guaranteed by the United States Agency of International Development, 8.75%, 9/1/19	1,065,685	1,311,101

Total U.S. Government Agencies and Instrumentalities (Cost $17,235,204)		17,266,923

U.S. Treasury Obligations - 4.1%

United States Treasury Bonds, 5.375%, 2/15/31	4,445,000	4,845,050
United States Treasury Notes, 4.00%, 2/15/15	14,900,000	14,313,238

U.S. Treasury Obligations - 4.1%

Total U.S. Treasury Obligations (Cost $18,982,254)	19,158,288

TOTAL INVESTMENTS (Cost $420,347,013) - 97.7%	455,370,913
Other assets and liabilities, net - 2.3%	10,563,127

NET ASSETS - 100%	$465,934,040

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f) Interest payments have been deferred until July 1, 2005. At March 31, 2005 accumulated deferred interest totaled $123,460 and includes interest accrued since and due on October 1, 2003.

(m) The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Note

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005

EQUITY SECURITIES - 97.9%	Shares	Value

Banks - Outside New York City - 2.3%
Investors Financial Services Corp.	30,700	$1,501,537

Biotechnology - Research & Production - 2.4%
Biogen Idec, Inc.*	17,700	610,827
Genzyme Corp. - General Division*	17,700	1,013,148

		1,623,975

Communications Technology - 2.0%
Juniper Networks, Inc.*	61,900	1,365,514

Computer - Services, Software & Systems - 3.7%
Adobe Systems, Inc.	15,400	1,034,418
Mercury Interactive Corp.*	30,800	1,459,304

		2,493,722

Computer Technology - 5.0%
Network Appliance, Inc.*	33,800	934,908
RSA Security, Inc.*	55,800	884,430
Synopsys, Inc.*	33,100	599,110
Zebra Technologies Corp.*	19,400	921,306

		3,339,754

Consumer Electronics - 1.7%
Electronic Arts, Inc.*	22,500	1,165,050

Consumer Products - 1.9%
Nautilus Group, Inc.	54,300	1,290,168

Diversified Production - 2.0%
Danaher Corp.	24,600	1,313,886

Education Services - 2.9%
Laureate Education, Inc.*	22,700	971,333
Strayer Education, Inc.	8,700	985,884

		1,957,217

Electronics - Medical Systems - 1.8%
Affymetrix, Inc.*	27,800	1,190,952

Electronics - Semiconductors / Components - 10.1%
Altera Corp.*	66,500	1,315,370
Analog Devices, Inc.	22,000	795,080
Flextronics International Ltd.*	82,400	992,096

EQUITY SECURITIES - 97.9%	Shares	Value

Integrated Circuit Systems, Inc.*	36,000	688,320
Jabil Circuit, Inc.*	59,800	1,705,496
Xilinx, Inc.	41,100	1,201,353

		6,697,715

Electronics - Technology - 1.4%
Trimble Navigation Ltd.*	26,750	904,418

Financial Data Processing Services - 3.9%
CheckFree Corp.*	27,200	1,108,672
Paychex, Inc.	45,300	1,486,746

		2,595,418

Financial Miscellaneous - 1.8%
H & R Block, Inc.	23,500	1,188,630

Healthcare Facilities - 3.2%
Health Management Associates, Inc.	80,750	2,114,035

Healthcare Services - 3.0%
Omnicare, Inc.	41,900	1,485,355
WellPoint, Inc.*	4,100	513,935

		1,999,290

Identification Control & Filter Devices - 1.6%
Waters Corp.*	29,900	1,070,121

Insurance - Multi-Line - 1.9%
Willis Group Holdings Ltd.	33,600	1,238,832

Investment Management Companies - 1.7%
T. Rowe Price Group, Inc.	19,000	1,128,220

Jewelry Watches & Gems - 1.1%
Fossil, Inc.*	27,100	702,568

Machinery - Oil Well Equipment & Services - 4.5%
Grant Prideco, Inc.*	43,100	1,041,296
Noble Corp.	15,500	871,255
Smith International, Inc.	17,500	1,097,775

		3,010,326

Medical & Dental - Instruments & Supplies - 4.9%
Biomet, Inc.	28,900	1,049,070
St. Jude Medical, Inc.*	33,800	1,216,800
Wright Medical Group, Inc.*	41,800	1,003,200

		3,269,070

EQUITY SECURITIES - 97.9%	Shares	Value

Production Technology Equipment - 3.1%
Lam Research Corp.*	36,600	1,056,276
Novellus Systems, Inc.*	38,300	1,023,759

		2,080,035

Recreational Vehicles & Boats - 2.4%
Harley-Davidson, Inc.	28,200	1,628,832

Restaurants - 4.3%
Cheesecake Factory, Inc.*	58,350	2,068,507
Panera Bread Co.*	13,800	780,114

		2,848,621

Retail - 15.2%
Advance Auto Parts, Inc.*	27,100	1,367,195
Chico’s FAS, Inc.*	36,700	1,037,142
Fastenal Co.	11,200	619,472
Guitar Center, Inc.*	11,900	652,477
PETsMART, Inc.	67,600	1,943,500
Ross Stores, Inc.	36,000	1,049,040
Staples, Inc.	54,500	1,712,935
Williams-Sonoma, Inc.*	47,200	1,734,600

		10,116,361

Securities Brokers & Services - 3.4%
Legg Mason, Inc.	29,100	2,273,874

Soaps & Household Chemicals - 1.2%
Church & Dwight, Inc.	22,800	808,716

Utilities - Telecommunications - 3.5%
Nextel Partners, Inc.*	105,200	2,310,192

Total Equity Securities (Cost $56,806,402)		65,227,049

	PRINCIPAL
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 3.0%	AMOUNT	VALUE

Federal Home Loan Bank Discount Notes, 4/1/05	$2,000,000	$2,000,000

Total U.S. Government Agencies and Instrumentalities (Cost $2,000,000)		2,000,000

TOTAL INVESTMENTS (Cost $58,806,402) - 100.9%		67,227,049
Other assets and liabilities, net - (0.9%)		(587,751)

Net Assets - 100%		$66,639,298

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005

	PRINCIPAL
Taxable Variable Rate Demand Notes* - 76.8%	AMOUNT	VALUE
550 West 14th Place Revenue, 2.91%, 2/1/29, LOC: Harris Trust (r)	$390,000	$390,000
Alabama State IDA Revenue, 2.91%, 5/1/10, LOC: Regions Bank (r)	65,000	65,000
Alabama State Incentives Financing Authority Revenue, 2.91%, 10/1/29, BPA: Wachovia Bank, AMBAC Insured (r)	385,000	385,000
Alameda County California IDA Revenue, 2.85%, 7/1/30, LOC: Union Bank, C/LOC: CalSTERS (r)	400,000	400,000
Atmore Alabama Industrial Development Board Revenue, 3.01%, 8/1/22, LOC: Whitney National Bank, C/LOC: Bank of New York (r)	160,000	160,000
California State Pollution Control Financing Authority Revenue, 2.96%, 9/1/05, LOC: Wells Fargo Bank (r)	105,000	105,000
Enclave at Lynn Haven LLC, 2.85%, 10/1/29, LOC: State Bank & Trust, C/LOC: FHLB (r)	390,000	390,000
Florida State Housing Finance Corp. MFH Revenue, 2.91%, 10/15/32, LOC: Fannie Mae (r)	330,000	330,000
Heritage Funeral Services LLC, 3.00%, 2/1/18, LOC: Old National Bank, C/LOC: Northern Trust Co. (r)	160,000	160,000
Holland Board of Public Works Home Building Co., 3.00%, 11/1/22, LOC: Wells Fargo Bank (r)	170,000	170,000
Kaneville Road Joint Venture, Inc., 2.92%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	365,000	365,000
Main & Walton, Inc., 2.85%, 9/1/26, LOC: Waypoint Bank, C/LOC: FHLB (r)	410,000	410,000
Milwaukee Wisconsin Redevelopment Authority Revenue, 2.94%, 8/1/20, LOC: Marshall & Ilsley Bank (r)	380,000	380,000
Montgomery Alabama Special Care Facilities Financing Authority Revenue, 2.87%, 5/1/22, LOC: AmSouth Bank (r)	135,000	135,000
Montgomery New York Industrial Development Board Pollution Control Revenue, 3.01%, 5/1/25, LOC: FHLB (r)	380,000	380,000
Nevada State Housing Division Revenue, 2.85%, 4/15/35, LOC: Fannie Mae (r)	150,000	150,000
New Jersey State Economic Development Authority Revenue, 3.01%, 11/1/06, LOC: Wachovia Bank (r)	115,000	115,000
Pennsylvania State Higher Educational Facilities Authority Revenue, 3.30%, 8/1/07, LOC: Citizens Bank of Pennsylvania (r)	225,000	225,000
Post Apartment Homes LP, 2.85%, 7/15/29, CA: Fannie Mae (r)	515,000	515,000
Racetrac Capital LLC, 2.89%, 9/1/20, LOC: Regions Bank (r)	300,000	300,000
Rocketship Properties III LLC, 3.05%, 6/1/21, LOC: National Bank of South Carolina (r)	250,000	250,000
San Joaquin Mariners Association LP, 2.99%, 7/1/29, LOC: Credit Suisse First Boston Corp. (r)	285,000	285,000
Southeast Alabama Gas Distribution Revenue, 2.91%, 6/1/25, BPA: AmSouth Bank, AMBAC Insured (r)	150,000	150,000
Southern Indiana Investments Company Two LLC, 2.91%, 10/15/26, LOC: Old National Bank, C/LOC: FHLB (r)	100,000	100,000
St. Joseph County Indiana Economic Development Revenue, 3.24%, 6/1/27, LOC: FHLB (r)	325,000	325,000
Suffolk County New York IDA Revenue, 2.84%, 12/15/07, LOC: JP Morgan Chase Bank (r)	180,000	180,000
Tyler Enterprises LLC, 2.91%, 10/1/22, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	265,000	265,000
Washington State Housing Finance Commission MFH Revenue:
2.92%, 2/1/28, LOC: U.S. Bank (r)	330,000	330,000

	PRINCIPAL
Taxable Variable Rate Demand Notes* - 76.8%	AMOUNT	VALUE
2.92%, 7/15/34, LOC: Fannie Mae (r)	1,670,000	1,670,000
2.92%, 5/15/35, LOC: Fannie Mae (r)	275,000	275,000
Wyandotte County and Kansas City Kansas MFH Revenue:
3.35%, 6/15/35, LOC: Fannie Mae (r)	350,000	350,000

Total Taxable Variable Rate Demand Notes (Cost $9,710,000)		9,710,000

U.S. Government Agencies and Instrumentalities - 22.2%

Federal Farm Credit Bank Discount Notes, 8/16/05	250,000	248,031
Federal Home Loan Bank:
1.30%, 4/11/05	500,000	500,000
1.30%, 4/27/05	500,000	500,000
1.70%, 12/30/05	500,000	494,739
Freddie Mac Discount Notes:
4/5/05	315,000	314,933
6/30/05	500,000	497,600
12/13/05	250,000	244,960

Total U.S. Government Agencies and Instrumentalities (Cost $2,800,263)		2,800,263

TOTAL INVESTMENTS (Cost $12,510,263) - 99.0%		12,510,263
Other assets and liabilities, net - 1.0%		131,315

Net Assets - 100%		$12,641,578

(r) The coupon rate shown on floating rate or adustable rate securities represents the rate at period end.

* Tender features give these securities a shorter effective maturity date.

Explanation of Guarantees:
BPA: Bond Purchase Agreement
CA: Collateral Agreement
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit

Abbreviations:
AMBAC: American Municipal Bond Assurance Corporation
CalSTERS: California State Teachers Retirement System
FHLB: Federal Home Loan Bank
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005

EQUITY SECURITIES - 94.9%	Shares	Value

Argentina - 0.3%
Grupo Financiero Galicia SA, Class B (ADR)	3,600	$27,144
Telecom Argentina SA, Class B (ADR)*	1,600	19,616

		46,760

Australia - 4.0%
AMP Ltd.	15,466	84,615
Australia & New Zealand Banking Group Ltd.	9,928	158,194
Australian Gas Light Co. Ltd.	4,510	49,488
National Australia Bank Ltd.	8,548	187,265
Telstra Corp. Ltd.	39,060	153,635
Westfield Group Ltd.	9,352	117,001

		750,198

Austria - 0.4%
Mayr-Melnhof Karton AG	456	72,519

Belgium - 3.5%
Dexia	5,681	135,181
Fortis SA/NV	10,437	297,481
UCB SA	4,371	211,590

		644,252

Brazil - 1.0%
Banco Itau Holding Financiera SA (ADR)	700	56,805
Gerdau SA (ADR)	1,960	32,340
Tele Centro Oeste Celular Participacoes SA (ADR)	2,000	19,820
Tele Norte Leste Participacoes SA (ADR)	2,000	30,940
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	1,500	51,570

		191,475

Canada - 0.3%
Royal Bank of Canada	1,000	60,811

Czech Republic - 0.2%
Ceske Radiokomunikace AS (GDR)*	1,200	19,377
Cesky Telecom AS (GDR)	900	16,875

		36,252

EQUITY SECURITIES - 94.9%	Shares	Value

Denmark - 0.7%
Novo-Nordisk A/S	2,400	133,676

Finland - 1.2%
Nokia Oyj	9,000	139,582
Rautaruukki Oyj	6,200	83,454

		223,036

France - 3.3%
BNP Paribas SA	1,739	123,238
Carrefour SA	1,082	57,442
France Telecom SA	5,048	151,213
Havas Advertising SA	17,486	102,037
Peugeot SA	1,534	97,511
Societe Generale Groupe	730	75,872

		607,313

Germany - 6.2%
Adidas - Salomon AG	1,041	165,257
Altana AG	2,024	128,738
Celesio AG	1,840	150,486
Deutsche Bank AG	1,297	111,929
Schering AG	4,098	271,868
Volkswagen AG:
Non-Voting Preferred	3,764	135,788
Ordinary	3,916	186,467

		1,150,533

Hungary - 0.1%
OTP Bank Rt (GDR)	300	20,640

India - 0.5%
Bajaj Auto Ltd. (GDR)	790	19,260
ICICI Bank Ltd. (ADR)	1,600	33,152
Satyam Computer Services Ltd. (ADR)	900	21,024
State Bank of India Ltd. (GDR)	300	11,685

		85,121

Indonesia - 0.5%
PT Bank Mandiri Tbk	196,000	35,392
PT Indonesian Satellite Corp. Tbk	59,000	30,372
PT Unilever Indonesia Tbk	52,000	21,003

		86,767

Ireland - 0.8%
Allied Irish Banks plc	5,192	108,734
Bank of Ireland	2,850	44,903

		153,637

EQUITY SECURITIES - 94.9%	Shares	Value

Israel - 0.4%
Check Point Software Technologies Ltd.*	1,200	26,088
Taro Pharmaceuticals Industries Ltd.*	800	25,248
Teva Pharmaceutical Industries Ltd. (ADR)	800	24,800

		76,136

Italy - 4.1%
Enel SpA	37,519	359,057
Parmalat Finanziaria SpA (b)*	42,078	1
Riunione Adriatica di Sicurta SpA	2,896	68,160
Telecom Italia SpA.	108,832	340,471

		767,689

Japan - 21.4%
Acom Co. Ltd.	1,858	125,628
Alps Electric Co. Ltd.	3,000	47,759
Chiba Bank Ltd.	11,000	71,196
Daiichi Pharmaceutical Co. Ltd.	8,400	196,633
Denso Corp.	6,300	156,876
East Japan Railway Co.	11	59,091
Eisai Co Ltd.	5,600	190,105
Fanuc Ltd.	1,600	100,126
Furukawa Electric Co. Ltd.	33,000	151,112
Kao Corp.	7,000	160,923
Kawasaki Kisen Kaisha Ltd.	9,000	62,112
Kikkoman Corp.	12,000	120,308
Komatsu Ltd.	14,000	105,237
Kyocera Corp.	1,500	107,018
Mazda Motor Corp.	37,933	129,480
Mitsubishi Chemical Corp.	13,000	41,464
Mitsui OSK Lines Ltd.	13,000	83,535
Mitsui Trust Holdings Inc.	8,000	79,534
Mizuho Financial Group, Inc.	24	113,481
Nippon Express Co. Ltd.	18,000	94,679
Nippon Steel Corp.	32,000	80,877
Ono Pharmaceutical Co. Ltd.	2,000	104,267
Osaka Gas Co. Ltd.	56,000	172,348
Shizuoka Bank Ltd.	8,000	80,802
Sumitomo Electric Industries Ltd.	7,000	74,488
Taiyo Nippon Sanso Corp.	8,000	46,855
Takefuji Corp.	1,670	112,450
Teijin Ltd.	21,000	89,699
Terumo Corp.	6,400	192,791
Tokyo Gas Co. Ltd	19,000	76,549
Toyo Seikan Kaisha Ltd.	5,000	92,842
Toyota Motor Corp.	12,800	476,307
Trend Micro, Inc.	2,500	107,484
Yamato Transport Co. Ltd.	6,000	85,838

		3,989,894

EQUITY SECURITIES - 94.9%	Shares	Value

Mexico - 0.6%
America Movil, SA de CV (ADR)	700	36,120
Cemex, SA de CV (ADR)	1,335	48,394
Telefonos de Mexico, SA de CV (ADR)	900	31,077

		115,591

Netherlands - 7.8%
ABN AMRO Holding NV	14,887	369,492
Aegon NV	11,311	152,689
Buhrmann NV	12,441	125,836
Hagemeyer NV	34,215	86,962
ING Groep NV (CVA)	17,637	532,889
Royal KPN NV	11,789	105,483
TPG NV	2,732	77,763

		1,451,114

Norway - 1.1%
DNB NOR ASA	19,210	195,990

Philippines - 0.2%
Globe Telecom, Inc.	2,866	46,040

Poland - 0.4%
Bank Pekao SA (GDR)	500	22,000
Telekomunikacja Polska SA (GDR)	4,500	30,375
Telekomunikacja Polska SA (GDR) (e)	2,300	15,525

		67,900

Russia - 0.2%
VimpelCom (ADR)*	900	30,978

Singapore - 1.4%
DBS Group Holdings Ltd.	11,000	99,273
Singapore Telecommunications Ltd.	107,000	167,208

		266,481

South Africa - 1.2%
Alexander Forbes Ltd.	9,000	16,495
BIDVest Group Ltd.
Common	1,699	19,339
Warrants (strike price 6,000 ZAR/share, expires 12/8/06)*	120	309
Investec Ltd.	1,000	28,617
Nedcor Ltd.	2,352	28,436
Pick’n Pay Stores Ltd.	7,000	25,378
Spar Group Ltd.*	2,000	7,717
Telkom South Africa Ltd.	1,856	32,062
Tiger Brands Ltd.	2,000	31,801
VenFin Ltd.	6,000	26,527

		216,681

EQUITY SECURITIES - 94.9%	Shares	Value

South Korea - 1.2%
Kookmin Bank (ADR)	1,700	75,905
KT Corp. (ADR)	3,230	68,831
SK Telecom Co. Ltd. (ADR)	4,252	83,850

		228,586

Spain - 2.2%
Amadeus Global Travel Distribution SA	8,167	77,099
Banco Bilbao Vizcaya Argentaria SA	9,190	149,679
Gas Natural SDG SA	6,186	177,921

		404,699

Sweden - 3.9%
Hennes & Mauritz AB	8,350	287,175
Holmen AB	2,000	62,982
Nordea Bank AB	20,000	202,390
Sandvik AB	2,000	83,221
TeliaSonera AB	16,500	98,081

		733,849

Switzerland - 2.7%
Givaudan AG	149	95,719
Swisscom AG	618	226,678
Zurich Financial Services Group AG	981	172,239

		494,636

Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	13,556	114,955

Thailand - 0.3%
Bangkok Bank PCL (NVDR)	5,000	12,909
Charoen Pokphand Foods PCL	80,000	8,221
Electricity Generating PCL	7,000	12,526
Kiatnakin Finance PCL	10,000	7,797
Land & Houses PCL (NVDR)	20,000	4,320
National Finance PCL	37,700	14,455

		60,228

Turkey - 0.1%
Turkcell Iletisim Hizmet AS (ADR)	1,523	26,013

United Kingdom - 22.1%
Aviva plc	25,367	304,200
BAA plc	7,771	85,632
Barclays plc	15,162	154,907
Barratt Developments plc	13,932	173,518
BG Group plc	44,160	342,967

EQUITY SECURITIES - 94.9%	Shares	Value

Boots Group plc	11,479	135,163
BT Group plc	44,932	174,375
Cadbury Schweppes plc	22,367	224,084
Centrica plc	34,945	152,280
Dixons Group plc	43,188	124,584
GlaxoSmithKline plc	25,743	589,708
HBOS plc	20,000	311,602
Imperial Chemical Industries plc	11,237	56,766
Invensys plc	355,653	104,106
J Sainsbury plc	7,813	42,678
Johnson Matthey plc	2,091	39,054
Next plc	5,747	172,783
Northern Foods plc	47,083	137,153
Scottish & Southern Energy plc	16,494	274,578
Scottish Power plc	20,206	156,070
United Utilities plc	13,276	158,202
Wimpey George plc	9,641	80,111
Wolseley plc	5,625	117,701

		4,112,222

Total Equity Securities (Cost $15,128,775)		17,662,672

	PRINCIPAL
U.S. Treasury Obligations - 0.3%	AMOUNT	VALUE

United States Treasury Bills, 8/25/05 (i)	$50,000	49,426

Total U.S. Treasury Obligations (Cost $49,426)		49,426

TOTAL INVESTMENTS (Cost $15,178,202) - 95.2%		17,712,098
Other assets and liabilities, net - 4.8%		902,817

Net Assets - 100%		$18,614,915

Forward Foreign Currency Contracts, Open at March 31, 2005

						Unrealized
					Contract Value	Appreciation
						(Depreciation)
Contracts to Receive/ Deliver		In Exchange	For	Settlement Date	(US$)	(US$)

Purchased:
Australian Dollar	119,415	US Dollars	$93,384	27-May-05	$91,867	($1,517)
Danish Kroner	332,000	US Dollars	58,273	27-May-05	57,867	(406)
Euro	349,054	US Dollars	456,877	27-May-05	453,280	(3,597)
Swiss Franc	121,980	US Dollars	100,392	27-May-05	102,403	2,011
Swiss Franc	763,744	US Dollars	646,884	27-May-05	641,166	(5,718)

Total Purchased						($9,227)

Sold:
Australian Dollar	126,582	US Dollars	$100,461	27-May-05	$97,380	$3,081
British Pound Sterling	192,855	US Dollars	363,328	27-May-05	363,124	204

						Unrealized
					Contract Value	Appreciation
						(Depreciation)
Contracts to Receive/ Deliver		In Exchange	For	Settlement Date	(US$)	(US$)

Japanese Yen	494,623	US Dollars	4,716	27-May-05	4,635	81

Total Sold						$3,366

					Total Net Depreciation	($5,861)

			Underlying
			Face	Unrealized
	Number of	Expiration	Amount At	Appreciation
Futures (i)	Contracts	Date	Value	(Depreciation)

Purchased:
DAX Index	2	4/05	$283,486	($1,989)
CAC 40 Index	4	6/05	211,895	248

Total Purchased				($1,741)

(b)	This security was valued by the Board of Directors. See Note A.

(i)	Futures collateralized by 50,000 units of U.S. Treasury Bills.

*	Non-income producing security.

Abbreviations:

ADR: American Depository Receipts

CVA: Certificaten Van Aandelen
GDR: Global Depository Receipts
NVDR: Non-Voting Depository Receipts
PCL: Public Company Limited
ZAR: South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005

EQUITY SECURITIES - 98.0%	Shares	Value

Banks - Outside New York City - 1.9%
Capital Crossing Bank*	8,800	$289,520

Building - Air Conditioning - 2.7%
Lennox International, Inc.	18,700	409,904

Commercial Information Services - 3.9%
infoUSA, Inc.	56,000	588,560

Communications Technology - 5.4%
CommScope, Inc.*	39,700	593,912
NetGear, Inc.*	15,000	226,350

		820,262

Computer - Services, Software & Systems - 2.3%
Dendrite International, Inc.*	25,000	351,000

Computer Technology - 4.2%
UNOVA, Inc.*	30,500	629,825

Drugs & Pharmaceuticals - 3.3%
KV Pharmaceutical Co.*	21,550	499,960

Electrical & Electronics - 3.4%
Benchmark Electronics, Inc.*	7,500	238,725
TTM Technologies, Inc.*	26,000	271,960

		510,685

Financial Information Services - 4.5%
Interactive Data Corp.*	33,000	684,750

Financial Miscellaneous - 1.9%
MoneyGram International, Inc.	15,200	287,128

Foods - 2.6%
NBTY, Inc.*	15,500	388,895

Insurance - Property & Casualty - 7.3%
PMI Group, Inc.	14,300	543,543
Quanta Capital Holdings Ltd.*	69,200	553,600

		1,097,143

Investment Management Companies - 3.6%
MCG Capital Corp.	35,300	543,091

Manufactured Housing - 2.7%
Champion Enterprises, Inc.*	43,500	408,900

Manufacturing - 1.8%
Federal Signal Corp.	18,500	280,645

Medical & Dental - Instruments & Supplies - 0.2%
Bio-Rad Laboratories, Inc.*	700	34,097

Oil - Crude Producers - 6.6%
Comstock Resources, Inc.*	6,400	183,936
Energy Partners Ltd.*	15,500	402,535
Swift Energy, Co.*	14,600	415,224

		1,001,695

EQUITY SECURITIES - 98.0%	Shares	Value

Production Technology Equipment - 3.6%
Axcelis Technologies, Inc.*	74,500	543,850

Publishing - Miscellaneous - 5.0%
John Wiley & Sons, Inc.	21,400	754,350

Real Estate - 1.0%
Sunterra, Corp.*	10,000	150,800

Real Estate Investment Trust - 5.9%
Crescent Real Estate Equities Co.	9,000	147,060
Highland Hospitality Corp.	57,000	589,950
Saxon Capital, Inc.	8,900	153,080

		890,090

Restaurants - 3.6%
Brinker International, Inc.*	15,000	543,300

Retail - 5.9%
1-800-FLOWERS.COM, Inc.*	15,000	113,550
Stage Stores, Inc.*	11,800	453,002
United Auto Group, Inc.	11,500	320,045

		886,597

Savings & Loans - 2.1%
Commercial Capital Bancorp, Inc.	16,000	325,600

Services - Commercial - 9.7%
ADESA, Inc.	19,400	453,184
NCO Group, Inc.*	21,000	410,550
SIRVA, Inc.*	35,000	248,850
StarTek, Inc.	20,700	347,760

		1,460,344

Wholesalers - 2.9%
Tech Data Corp.*	12,000	444,720

Total Equity Securities (Cost $14,072,986)		14,825,711

TOTAL INVESTMENTS (Cost $14,072,986) - 98.0%		14,825,711
Other assets and liabilities, net - 2.0%		295,574

Net Assets - 100%		$15,121,285

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005

	PRINCIPAL
Corporate Bonds - 65.0%	AMOUNT	VALUE

Agfirst Farm Credit Bank, 7.30%, 10/14/49 (e)	$300,000	$315,210
American Airlines, Inc.:
3.673%, 9/23/07 (r)	195,544	196,193
3.857%, 7/9/10	447,080	431,463
APL Ltd., 8.00%, 1/15/24	175,000	185,937
Ashland, Inc., 7.83%, 8/15/05	100,000	101,528
ASIF Global Financing Corp., 3.25%, 3/14/08 (e)(r)	300,000	300,042
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	450,000	276,750
Atmos Energy Corp., 3.035%, 10/15/07 (r)	100,000	99,974
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	150,000	171,052
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	247,155	265,968
Bayview Research Center Lease Finance Trust, 6.33%, 1/15/37 (e)	100,000	109,030
Bear Stearns Co’s, Inc., 3.43%, 10/28/14 (r)	300,000	301,053
BF Saul (REIT), 7.50%, 3/1/14	200,000	207,000
Brascan Corp., 7.125%, 6/15/12	100,000	111,119
Camp Pendleton and Quantico Military Housing LLC, 5.937%, 10/1/43 (e)	200,000	209,192
Catholic High School of New Iberia, 3.16%, 11/1/19 (r)	150,000	150,000
Centex Corp., 2.993%, 8/1/07 (r)	100,000	100,085
Chase Funding Mortgage Loan, 4.045%, 5/25/33	200,000	198,518
Chevy Chase Bank FSB, 6.875%, 12/1/13	100,000	103,375
CIT Group, Inc., 2.85%, 8/18/06 (r)	500,000	499,815
Citizens Property Insurance Corp., 7.125%, 2/25/19 (e)	100,000	112,025
CNL Funding, Inc.:
7.721%, 8/25/09 (e)	136,941	141,633
Franchise Loan Trust Certificates, Interest only, 0.9408%, 8/18/16 (e)(r)	991,887	41,679
Computer Associates International, Inc., 6.375%, 4/15/05	450,000	451,575
Continental Airlines, Inc., 3.85%, 12/6/07 (r)	150,000	151,252
Convergys Corp., 4.875%, 12/15/09	200,000	194,795
Countrywide Asset-Backed Certificates, 3.30%, 11/25/34 (r)	230,000	230,589
Countrywide Home Loans, Inc., 2.98%, 8/26/05 (r)	150,000	149,955
CSX Corp., 3.05%, 8/3/06 (r)	250,000	250,433
Daimler-Chrysler North American Holding Corp.:
3.89%, 9/26/05 (r)	700,000	701,827
3.15%, 11/17/06 (r)	150,000	150,159
Delta Air Lines, Inc., 3.45%, 1/25/08 (r)	129,247	129,423
Deluxe Corp., 5.125%, 10/1/14	100,000	94,793
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	100,000	115,625
Duke Realty LP, 3.31%, 12/22/06 (r)	100,000	99,984
E*Trade Financial Corp., 8.00%, 6/15/11	150,000	156,000

	PRINCIPAL
Corporate Bonds - 65.0%	AMOUNT	VALUE

Eastern Energy Ltd., 6.75%, 12/1/06 (e)	250,000	259,981
FedEx Corp., 2.84%, 4/1/05 (r)	1,000,000	1,000,000
FFCA Secured Lending Corp., 6.37%, 9/18/25 (e)	34,743	35,080
First Republic Bank, 7.75%, 9/15/12	150,000	164,741
FMAC Loan Receivables Trust, 6.66%, 1/15/12 (e)	283,772	251,433
Ford Motor Co., 8.90%, 1/15/32	400,000	406,252
Ford Motor Credit Co.:
5.05%, 4/20/05	100,000	100,027
4.00%, 3/21/07 (r)	250,000	250,464
7.00%, 10/1/13	700,000	678,405
General Motors Acceptance Corp.:
3.70%, 3/20/07 (r)	100,000	94,995
4.203%, 9/23/08 (r)	500,000	455,900
6.75%, 12/1/14	750,000	646,950
General Motors Corp.:
8.80%, 3/1/21	250,000	228,570
8.25%, 7/15/23	100,000	86,266
Step Coupon, 0.00% to 3/15/16, 7.75% thereafter to 3/15/36	200,000	58,632
Global Signal Trust I, 3.711%, 1/15/34 (e)	144,544	141,201
Global Signal Trust II, 4.232%, 12/15/14 (e)	100,000	97,503
Golden Securities Corp., 2.99%, 12/2/13 (e)(r)	150,000	150,053
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	100,000	107,392
Goldman Sachs Group, Inc.:
3.12%, 3/2/10 (r)	375,000	374,531
2.99%, 10/7/11 (r)	300,000	299,991
Greater Bay Bancorp, 5.25%, 3/31/08	100,000	98,946
HBOS Treasury Services PLC, 3.80%, 1/30/08 (e)	100,000	98,522
HCA, Inc.:
6.91%, 6/15/05	300,000	301,662
6.375%, 1/15/15	200,000	198,934
Hertz Corp., 8.25%, 6/1/05	200,000	201,400
Household Finance Corp., 3.08%, 11/16/09 (r)	300,000	301,182
IKON Receivables LLC, 3.05%, 12/15/07 (r)	119,369	119,411
Impac CMB Trust:
3.28%, 11/25/32 (r)	99,656	100,500
3.20%, 10/25/33 (r)	53,146	53,210
3.16%, 4/25/35 (r)	396,174	396,574
Ingersoll-Rand Co. Ltd., 6.015%, 2/15/28	200,000	217,634
Interpool Capital Trust, 9.875%, 2/15/27	500,000	512,500
JC Penney Co., Inc., 7.95%, 4/1/17	200,000	190,000
JP Morgan Chase Capital XV, 5.875%, 3/15/35	250,000	242,440
Kimco Realty Corp., 2.943%, 8/1/06 (r)	100,000	100,073
Kinder Morgan Energy Partners LP, 5.80%, 3/15/35	300,000	285,081
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	25,000	17,500
Leucadia National Corp.:
7.00%, 8/15/13	170,000	169,788
3.75%, 4/15/14 (e)	100,000	98,360
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	42,000	893
8.30%, 12/1/37 (e)(m)*	100,000	2,125

	PRINCIPAL
Corporate Bonds - 65.0%	AMOUNT	VALUE

Massachusetts Institute of Technology, 7.25%, 11/2/96	100,000	128,013
Meridian Funding Co. LLC:
2.751%, 10/6/08 (e)(r)	250,000	249,834
3.15%, 10/15/14 (e)(r)	250,000	249,927
Merrill Lynch & Co., Inc., 3.01%, 7/21/09 (r)	200,000	200,598
New Valley Generation:
I, 7.299%, 3/15/19	424,851	494,611
II, 4.929%, 1/15/21	86,949	85,988
Norfolk Southern Corp., 8.375%, 5/15/05	100,000	100,548
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	200,000	201,000
Pacific Gas & Electric Co., 3.26%, 4/3/06 (r)	63,000	63,030
Pacific Pilot Funding Ltd., 3.039%, 10/20/16 (e)(r)	100,000	99,455
Parker & Parsley Petroleum Co., 8.875%, 4/15/05	50,000	50,078
Pedernales Electric Cooperative Inc., 5.952%, 11/15/22 (e)	100,000	103,237
Premium Asset Trust, 2.86%, 10/8/09 (e)(r)	300,000	299,916
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	200,000	233,134
Public Service Electric & Gas Co., 6.375%, 5/1/08	100,000	105,154
Puget Energy Inc., 7.02%, 12/1/27	102,000	121,411
QBE Insurance Group Ltd., 5.647%, 7/1/23 (e)	85,000	83,898
RBS Capital Trust I, 3.893%, 9/29/49 (r)	315,000	320,758
RC Trust I, Preferred, 7.00%, 5/15/06	250,000	262,315
Shopping Center Associates, 7.625%, 5/15/05 (e)	150,000	150,678
Sociedad Concesionaria Autopista Central SA, 6.223%, 12/15/26 (e)	300,000	316,008
Southern California Gas Co., 3.08%, 12/1/09 (r)	100,000	99,965
Southwest Airlines, Co., 5.125%, 3/1/17	50,000	47,008
Sovereign Bancorp, Inc., 3.203%, 8/25/06 (r)	200,000	199,928
Sovereign Bank:
4.00%, 2/1/08	150,000	148,208
Lease Pass-Through Trust, 12.18%, 6/30/20 (e)	99,315	154,601
Texas Municipal Gas Corp., 2.60%, 7/1/07 (e)	135,000	133,691
TIERS Trust:
8.45%, 12/1/17 (n)*	219,620	3,294
7.697%, 4/15/18 (e)	95,988	89,482
Step coupon, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (e)	1,000,000	51,865
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (e)	6,250,000	733,398
TXU Energy Co. LLC, 3.42%, 1/17/06 (e)(r)	100,000	99,990
Tyco International Group SA, Participation Certificate Trust, 4.436%, 6/15/07 (e)	250,000	250,083
United Energy Ltd., 6.00%, 11/1/05 (e)	200,000	202,052
Verizon Wireless Capital LLC, 2.93%, 5/23/05 (e)(r)	300,000	299,892
VW Credit, Inc., 2.93%, 7/21/05 (e)(r)	200,000	200,009
Washington Mutual, Inc., 3.19%, 3/20/08 (r)	200,000	199,876
William Street Funding Corp., 2.993%, 4/23/06 (e)(r)	250,000	250,186
Wisconsin Energy Corp., 6.50%, 4/1/11	100,000	108,499
World Financial Network, Credit Card Master Note Trust, 3.18%, 5/15/12 (r)	100,000	100,541

Total Corporate Bonds (Cost $24,757,346)		24,392,312

Taxable Municipal Obligations - 9.0%

Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/27	1,500,000	428,205
Chicago Illinois O’Hare International Airport Revenue Bonds, 5.30%, 1/1/20	100,000	99,387
Denver Colorado City and County COPs, Zero Coupon, 12/15/16	500,000	267,425
Grant County Washington Public Utility District Revenue Bonds, 5.04%, 1/1/15	340,000	338,422
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	150,000	147,481
Indiana State Bond Bank Revenue Bonds, 5.12%, 1/15/17	150,000	147,386
New Jersey State Economic Development Authority Revenue Bonds, Zero Coupon, 2/15/19	245,000	116,755
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 3.60%, 10/15/08	500,000	485,835
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	100,000	97,844
Orange County California Pension Obligation Notes, Zero Coupon, 9/1/16	236,000	127,693
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/06	500,000	475,775
6/30/18	100,000	48,917
Pembroke Pines Florida Communications Services Tax Revenue Bonds, 4.75%, 10/1/19	100,000	94,774
San Bernardino County California Financing Authority Revenue Bonds, Zero Coupon:
8/1/12	200,000	139,006
8/1/15	251,000	146,501
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds, 2.75%, 12/1/06	200,000	195,986

Total Taxable Municipal Obligations (Cost $3,319,765)		3,357,392

U.S. Government Agencies and Instrumentalities - 8.0%

Federal Home Loan Bank:
Discount Notes, 4/1/05	2,100,000	2,100,000
3.65%, 3/28/07	500,000	496,795
Step coupon, 2.10% to 4/30/05, 4.00% thereafter to 4/30/07	200,000	199,026
Freddie Mac, 4.15%, 3/24/08	200,000	198,622

Total U.S. Government Agencies and Instrumentalities (Cost $3,000,000)		2,994,443

U.S. Treasury Obligations- 10.6%

United States Treasury Bonds, 5.375%, 2/15/31	655,000	713,950
United States Treasury Notes:
3.50%, 2/15/10	1,590,000	1,543,047
4.00%, 3/15/10	450,000	446,414
4.25%, 11/15/14	970,000	949,843
4.00%, 2/15/15	355,000	341,020

Total U.S. Treasury Obligations (Cost $4,034,837)		3,994,274

Commercial Paper - 1.3%

Public Service Enterprise Group, Inc., 3.35%, 5/31/05	500,000	500,000

Total Commercial Paper (Cost $500,000)		500,000

Equity Securities - 2.1%	SHARES	VALUE

Conseco, Inc., Preferred	2,600	68,900
First Republic Capital Corp., Preferred (e)	300	315,000
First Tennessee Bank, Preferred (e)	100	100,031
Ford Motor Co. Capital Trust II, Preferred	1,000	45,340
Manitoba Telecom Services, Inc.	1,249	47,796
Richmond County Capital Corp., Preferred (e)	1	101,438
Roslyn Real Estate Asset Corp., Preferred	1	100,531

Total Equity Securities (Cost $751,135)		779,036

TOTAL INVESTMENTS (Cost $36,363,083) - 96.0%		36,017,457
Other assets and liabilities, net - 4.0%		1,500,535

Net Assets - 100%		$37,517,992

* Non-income producing security.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m) The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department has prohibited Lumbermens from making interest payment. This TIERS security is based on interest payment from Lumbermens. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:

COP: Certificate of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005

Equity Securities - 96.0%	Shares	Value

Advertising Agencies - 1.7%
Omnicom Group, Inc.	1,800	$159,336

Banks - Outside New York City - 2.3%
Synovus Financial Corp.	7,500	208,950

Biotechnology - Research & Production - 2.9%
Amgen, Inc.*	4,600	267,766

Chemicals - 4.0%
Air Products & Chemicals, Inc.	4,300	272,147
Ecolab, Inc.	3,000	99,150

		371,297

Communications Technology - 2.9%
Cisco Systems, Inc.*	15,000	268,350

Computer - Services, Software & Systems - 2.4%
Microsoft Corp.	9,000	217,530

Computer Technology - 3.8%
Dell, Inc.*	6,100	234,362
Zebra Technologies Corp.*	2,500	118,725

		353,087

Consumer Products - 2.0%
Alberto-Culver Co.	3,900	186,654

Containers & Packaging - Metal & Glass - 0.7%
Aptargroup, Inc.	1,200	62,376

Diversified Financial Services - 2.7%
American Express Co.	4,800	246,576

Diversified Production - 5.0%
Dover Corp.	6,300	238,077
Pentair, Inc.	5,700	222,300

		460,377

Drug & Grocery Store Chains - 2.6%
Walgreen Co.	5,500	244,310

Drugs & Pharmaceuticals - 4.3%
Johnson & Johnson	2,200	147,752

Equity Securities - 96.0%	Shares	Value

Pfizer, Inc.	9,500	249,565

		397,317

Electronic Equipment & Components - 3.0%
Emerson Electric Co.	2,900	188,297
Molex, Inc.	3,700	87,320

		275,617

Electronics - Medical Systems - 4.1%
Medtronic, Inc.	4,800	244,560
Varian Medical Systems, Inc.*	3,800	130,264

		374,824

Electronics - Semiconductors / Components - 3.9%
Intel Corp.	10,300	239,269
Microchip Technology, Inc.	4,800	124,848

		364,117

Financial Data Processing Services - 3.3%
First Data Corp.	2,800	110,068
Fiserv, Inc.*	4,800	191,040

		301,108

Foods - 2.8%
General Mills, Inc.	3,500	172,025
Performance Food Group Co.*	3,200	88,576

		260,601

Healthcare Facilities - 1.4%
Health Management Associates, Inc.	5,000	130,900

Healthcare Services - 2.5%
Express Scripts, Inc.*	2,600	226,694

Insurance - Multi-Line - 1.3%
Aflac, Inc.	3,300	122,958

Insurance - Property & Casualty - 1.1%
Chubb Corp.	1,300	103,051

Investment Management Companies - 2.5%
SEI Investments Co.	6,300	227,808

Machinery - Industrial / Specialty - 2.9%
Illinois Tool Works, Inc.	3,000	268,590

Medical & Dental - Instruments & Supplies - 1.9%
Biomet, Inc.	2,500	90,750
Dentsply International, Inc.	1,600	87,056

		177,806

Equity Securities - 96.0%	Shares	Value

Multi-Sector Companies - 2.1%
3M Co.	2,300	197,087

Office Furniture & Business Equipment - 1.9%
Lexmark International, Inc.*	2,200	175,934

Oil - Crude Producers - 3.8%
EOG Resources, Inc.	7,100	346,054

Retail - 13.2%
Bed Bath & Beyond, Inc.*	5,800	211,932
CDW Corp.	3,300	187,044
Costco Wholesale Corp.	4,600	203,228
Home Depot, Inc.	4,200	160,608
Kohl’s Corp.*	5,200	268,476
Staples, Inc.	5,800	182,294

		1,213,582

Securities Brokers & Services - 4.4%
A.G. Edwards, Inc.	5,400	241,920
Franklin Resources, Inc.	2,450	168,193

		410,113

Utilities - Gas Distribution - 2.6%
Questar Corp.	4,000	237,000

Total Equity Securities (Cost $7,642,759)		8,857,770

TOTAL INVESTMENTS (Cost $7,642,759) - 96.0%		8,857,770
Other assets and liabilities, net - 4.0%		365,125

Net Assets - 100%		$9,222,895

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of sixteen separate portfolios, seven of which are reported herein. The Money Market, Social Small Cap, Social International Equity and Social Equity Portfolios are registered as diversified portfolios. The Social Mid Cap, Social Balanced and Income Portfolios are registered as non-diversified. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At March 31, 2005, $1, or 0.0% of net assets of Social International Equity Portfolio, were fair valued under the direction of the Board of Directors.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Forward Currency Contracts: The Social International Equity Portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to hedge against its currency exposure relative to that of the MSCI EAFE Index. The Portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar, and the ability of the counterparties to fulfill their obligations under the contracts. Forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset and/or liability and in the Statement of Operations as unrealized appreciation or depreciation until the contracts are closed, when they are recorded as realized forward currency contract gains or losses.

Futures Contracts: The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2005, and net realized capital loss carryforwards as of December 31, 2004 with expiration dates:

	MONEY			INTERNATIONAL
	MARKET	SMALL-CAP	MID-CAP	EQUITY

Federal income tax cost	$12,510,263	$14,141,079	$58,862,538	$15,264,796

Unrealized appreciation	—	2,055,037	10,624,176	2,788,739
Unrealized (depreciation)	—	(1,370,405)	(2,259,665)	(341,437)

Net appreciation (depreciation)	—	$684,632	$8,364,511	$2,447,302

	BALANCED	EQUITY	INCOME

Federal income tax cost	$425,884,905	$7,669,212	$36,406,596

Unrealized appreciation	44,003,846	1,378,481	368,276

Unrealized (depreciation)	(14,517,838)	(189,923)	(757,415)

Net appreciation (depreciation)	$29,486,008	$1,188,558	($389,139)

CAPITAL LOSS CARRYFORWARDS

			INTERNATIONAL
EXPIRATION DATE	SMALL-CAP	MID-CAP	EQUITY

31-Dec-09	—	—	$552,689
31-Dec-10	—	$12,156,538	2,486,387
31-Dec-11	$991,905	—	—

	$991,905	$12,156,538	$3,039,076

EXPIRATION DATE	BALANCED	EQUITY

31-Dec-08	—	$239,650
31-Dec-09	$6,972,940	—
31-Dec-10	21,480,988	242,915
31-Dec-11	1,026,993	574,547
31-Dec-12	—	88,146

	$29,480,921	$1,145,258

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

CVS AMERITAS CORE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005

EQUITY SECURITIES - 98.6%	Shares	Value

Air Transportation - 2.5%
Southwest Airlines Co.	116,333	$1,656,582

Banks - New York City - 3.0%
Bank of New York Co., Inc.	67,200	1,952,160

Banks - Outside New York City - 7.4%
Bank of America Corp.	40,500	1,786,050
Lloyds TSB Group plc (ADR)	49,800	1,806,246
Wells Fargo & Co.	22,000	1,315,600

		4,907,896

Beverage - Brewery & Winery - 1.1%
Molson Coors Brewing Co., Class B	9,000	694,530

Biotechnology - Research & Production - 1.7%
Amgen, Inc.*	19,200	1,117,632

Communications & Media - 2.3%
Time Warner, Inc.*	85,700	1,504,035

Communications Technology - 2.7%
Cisco Systems, Inc.*	81,500	1,458,035
Ditech Communications Corp.*	26,600	331,702

		1,789,737

Computer - Services, Software & Systems - 3.2%
Microsoft Corp.	86,600	2,093,122

Computer Technology - 0.0%
Seagate Technology, Inc., Escrowed*	3,390	—

Consumer Products - 2.2%
American Greetings Corp.	56,500	1,439,620

Diversified Financial Services - 7.8%
Citigroup, Inc.	41,800	1,878,492
Goldman Sachs Group, Inc.	15,600	1,715,844
Marsh & McLennan Co.’s	51,700	1,572,714

		5,167,050

Drugs & Pharmaceuticals - 8.2%
Cardinal Health, Inc.	36,500	2,036,700
Pfizer, Inc.	75,300	1,978,131

EQUITY SECURITIES - 98.6%	Shares	Value

Sanofi-Aventis (ADR)	33,300	1,409,922

		5,424,753

Electronics - Semiconductors / Components - 2.2%
Texas Instruments, Inc.	57,900	1,475,871

Entertainment - 0.8%
Shanda Interactive Entertainment Ltd. (ADR)*	16,600	501,320

Healthcare Facilities - 2.6%
Health Management Associates, Inc.	65,400	1,712,172

Healthcare Management Services - 4.3%
Eclipsys Corp.*	66,800	1,034,064
UnitedHealth Group, Inc.	19,100	1,821,758

		2,855,822

Healthcare Services - 2.7%
WellPoint, Inc.*	14,100	1,767,435

Insurance - Multi-Line - 2.6%
St. Paul Travelers Co.’s, Inc.	47,300	1,737,329

Medical & Dental - Instruments & Supplies - 2.3%
Boston Scientific Corp.*	51,100	1,496,719

Multi-Sector Companies - 3.5%
General Electric Co.	63,800	2,300,628

Oil - Integrated International - 7.3%
ChevronTexaco Corp.	22,300	1,300,313
Exxon Mobil Corp.	27,000	1,609,200
Petroleo Brasileiro SA (ADR)	36,800	1,625,824
Unocal Corp.	4,900	302,281

		4,837,618

Radio & Television Broadcasters - 3.8%
DIRECTV Group, Inc.*	123,831	1,785,643
Sirius Satellite Radio, Inc.*	52,880	297,185
XM Satellite Radio Holdings, Inc.*	13,220	416,430

		2,499,258

Railroads - 2.6%
Union Pacific Corp.	24,300	1,693,710

Retail - 6.5%
Autozone, Inc.*	15,490	1,327,493
Linens ‘N Things, Inc.*	51,496	1,278,646
Target Corp.	33,200	1,660,664

		4,266,803

EQUITY SECURITIES - 98.6%	Shares	Value

Securities Brokers & Services - 1.0%
E*Trade Financial Corp.*	56,600	679,200

Services - Commercial - 1.3%
FTI Consulting, Inc.*	41,700	860,688

Soaps & Household Chemicals - 2.4%
Colgate-Palmolive Co.	30,800	1,606,836

Telecommunications Equipment - 1.3%
Crown Castle International Corp.*	52,800	847,968

Utilities - Cable, Television, & Radio - 2.7%
Comcast Corp., Special Class A*	52,800	1,763,520

Utilities - Telecommunications - 6.6%
Alltel Corp.	29,700	1,629,045
Leap Wireless International, Inc.*	23,300	606,965
NII Holdings, Inc., Class B*	36,700	2,110,250

		4,346,260

Total Equity Securities (Cost $61,712,493)		64,996,274

TOTAL INVESTMENTS (Cost $61,712,493) - 98.6%		64,996,274
Other assets and liabilities, net - 1.4%		953,452

Net Assets - 100%		$65,949,726

*	Non-income producing security.

Abbreviations:
ADR: American Depository Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005

EQUITY SECURITIES - 97.7%	Shares	Value

Aerospace - 4.7%
BE Aerospace, Inc.*	19,200	$230,400
Boeing Co.	12,900	754,134
United Technologies Corp.	10,350	1,052,181

		2,036,715

Air Transportation - 1.0%
FedEx Corp.	4,600	432,170

Banks - New York City - 1.0%
JPMorgan Chase & Co.	12,200	422,120

Banks - Outside New York City - 2.6%
Wells Fargo & Co.	18,400	1,100,320

Beverage - Soft Drinks - 2.0%
Pepsico, Inc.	16,200	859,086

Biotechnology - Research & Production - 1.4%
Amgen, Inc.*	10,500	611,205

Chemicals - 3.6%
Dow Chemical Co.	14,400	717,840
Lubrizol Corp.	7,800	316,992
Lyondell Chemical Co	17,600	491,392

		1,526,224

Communications Technology - 1.0%
Cisco Systems, Inc.*	24,100	431,149

Computer - Services, Software & Systems - 3.4%
Cognos, Inc.*	5,100	213,894
Microsoft Corp.	50,900	1,230,253

		1,444,147

Computer Technology - 0.5%
Dell, Inc.*	6,100	234,362

Consumer Electronics - 1.5%
Yahoo!, Inc.*	18,400	623,760

Consumer Products - 1.0%
Gillette Co.	8,700	439,176

EQUITY SECURITIES - 97.7%	Shares	Value

Diversified Financial Services - 3.3%
Citigroup, Inc.	24,100	1,083,054
Merrill Lynch & Co., Inc.	5,600	316,960

		1,400,014

Diversified Materials & Processing - 3.3%
Tyco International Ltd.	42,000	1,419,600

Drug & Grocery Store Chains - 3.3%
CVS Corp.	27,000	1,420,740

Drugs & Pharmaceuticals - 7.8%
Abbott Laboratories, Inc.	12,300	573,426
Johnson & Johnson	22,200	1,490,952
Pfizer, Inc.	36,400	956,228
Sanofi-Aventis (ADR)	7,700	326,018

		3,346,624

Education Services - 0.7%
Education Management Corp.*	11,500	321,425

Electronics - Semiconductors / Components - 2.8%
Intel Corp.	52,650	1,223,060

Electronics - Technology - 3.1%
General Dynamics Corp.	4,600	492,430
Rockwell Automation, Inc.	14,800	838,272

		1,330,702

Entertainment - 5.6%
News Corp.	45,200	764,784
Shanda Interactive Entertainment Ltd. (ADR)*	11,600	350,320
Viacom, Inc., Class B	37,100	1,292,193

		2,407,297

Healthcare Services - 0.7%
McKesson Corp.	8,000	302,000

Home Building - 1.3%
Pulte Homes, Inc.	7,700	566,951

Hotel / Motel - 2.6%
Starwood Hotels and Resorts Worldwide, Inc.	18,700	1,122,561

Insurance - Multi-Line - 1.5%
Genworth Financial, Inc.	23,400	643,968

Insurance - Property & Casualty - 0.7%
ACE Ltd.	7,400	305,398

EQUITY SECURITIES - 97.7%	Shares	Value

Machinery - Oil Well Equipment & Services - 4.0%
National-Oilwell, Inc.*	8,400	392,280
Schlumberger Ltd.	18,950	1,335,596

		1,727,876

Multi-Sector Companies - 6.0%
3M Co.	6,800	582,692
General Electric Co.	55,025	1,984,202

		2,566,894

Offshore Drilling - 0.6%
Transocean, Inc.*	5,000	257,300

Oil - Integrated International - 7.0%
BP plc (ADR)	23,600	1,472,640
Exxon Mobil Corp.	26,000	1,549,600

		3,022,240

Retail - 5.0%
Best Buy Co., Inc.	11,500	621,115
Kohl’s Corp.*	2,400	123,912
Target Corp.	11,100	555,222
Wal-Mart Stores, Inc.	16,650	834,331

		2,134,580

Securities Brokers & Services - 2.2%
Lehman Brothers Holdings, Inc.	10,100	951,016

Soaps & Household Chemicals - 2.0%
Procter & Gamble Co.	16,100	853,300

Telecommunications Equipment - 1.4%
Nokia OYJ (ADR)	39,200	604,856

Tobacco - 1.5%
Altria Group, Inc.	9,850	644,091

Utilities - Electrical - 2.6%
Entergy Corp.	15,500	1,095,230

Utilities - Telecommunications - 5.0%
MCI, Inc.	16,900	421,148
Sprint Corp.	18,700	425,425
Verizon Communications, Inc.	36,500	1,295,750

		2,142,323

Total Equity Securities (Cost $38,152,579)		41,970,480

	PRINCIPAL
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 4.2%	AMOUNT	VALUE

Fannie Mae Discount Notes, 5/4/05	$100,000	$99,760
Federal Home Loan Bank Discount Notes, 4/29/05	100,000	99,797
Freddie Mac Discount Notes:
4/26/05	500,000	499,057
5/11/05	700,000	697,923
6/30/05	400,000	397,340

Total U. S. Government Agencies and Instrumentalities (Cost $1,793,877)		1,793,877

TOTAL INVESTMENTS (Cost $39,946,456) - 101.9%		43,764,357
Other assets and liabilities, net - (1.9%)		(834,176)

Net Assets - 100%		$42,930,181

*	Non-income producing security.

Abbreviations:
ADR: American Depository Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005

Equity Securities - 99.9%	Shares	Value

Aerospace - 1.0%
Boeing Co.	13,100	$765,826

Air Transportation - 1.3%
FedEx Corp.	10,400	977,080

Beverage - Soft Drinks - 2.0%
PepsiCo, Inc.	29,000	1,537,870

Biotechnology - Research & Production - 1.3%
Genentech, Inc.*	17,400	985,014

Casinos & Gambling - 2.0%
Harrah’s Entertainment, Inc.	23,050	1,488,569

Chemicals - 4.0%
Dow Chemical Co.	33,100	1,650,035
Rohm & Haas Co.	15,700	753,600
Sasol Ltd. (ADR)	25,350	604,598

		3,008,233

Coal - 1.0%
Peabody Energy Corp.	16,200	751,032

Communications Technology - 0.5%
Qualcomm, Inc.*	10,400	381,160

Computer - Services, Software & Systems - 3.9%
Intuit, Inc.*	14,100	617,157
Microsoft Corp.	46,350	1,120,279
Oracle Corp.*	92,800	1,158,144

		2,895,580

Computer Technology - 2.9%
Apple Computer, Inc.*	43,000	1,791,810
EMC Corp.*	31,000	381,920

		2,173,730

Consumer Electronics - 5.1%
Google, Inc.*	6,400	1,155,264
Netflix, Inc.*	77,150	837,078
Yahoo!, Inc.*	54,100	1,833,990

		3,826,332

Equity Securities - 99.9%	Shares	Value

Consumer Products - 2.0%
Gillette Co.	30,100	1,519,448

Diversified Financial Services - 2.5%
Merrill Lynch & Co., Inc.	19,300	1,092,380
Morgan Stanley	13,600	778,600

		1,870,980

Diversified Materials & Processing - 1.8%
Tyco International Ltd.	40,800	1,379,040

Drug & Grocery Store Chains - 2.5%
CVS Corp.	35,000	1,841,700

Drugs & Pharmaceuticals - 4.7%
Johnson & Johnson	21,200	1,423,792
Pfizer, Inc.	29,600	777,592
Sanofi-Aventis (ADR)	18,250	772,705
Schering-Plough Corp.	31,000	562,650

		3,536,739

Electronics - Medical Systems - 2.0%
Medtronic, Inc.	29,400	1,497,930

Electronics - Semiconductors / Components - 4.1%
Analog Devices, Inc.	17,500	632,450
Intel Corp.	58,500	1,358,955
Linear Technology Corp.	29,400	1,126,314

		3,117,719

Electronics - Technology - 1.3%
General Dynamics Corp.	9,300	995,565

Entertainment - 4.7%
News Corp.	88,300	1,494,036
Viacom, Inc., Class B	22,500	783,675
Walt Disney Co.	44,050	1,265,556

		3,543,267

Financial Data Processing Services - 1.0%
Automatic Data Processing, Inc.	17,250	775,388

Healthcare Facilities - 2.8%
HCA, Inc.	36,500	1,955,305
Health Management Associates, Inc.	5,500	143,990

		2,099,295

Healthcare Management Services - 2.6%
Caremark Rx, Inc.*	25,000	994,500

Equity Securities - 99.9%	Shares	Value

Humana, Inc.*	16,600	530,204
PacifiCare Health Systems, Inc.*	7,200	409,824

		1,934,528

Healthcare Services - 2.8%
McKesson Corp.	15,400	581,350
WellPoint, Inc.*	11,900	1,491,665

		2,073,015

Home Building - 2.2%
Pulte Homes, Inc.	22,300	1,641,949

Hotel / Motel - 3.6%
Hilton Hotels Corp.	67,900	1,517,565
Starwood Hotels and Resorts Worldwide, Inc.	19,450	1,167,584

		2,685,149

Insurance - Multi-Line - 4.3%
Cigna Corp.	15,300	1,366,290
Genworth Financial, Inc.	27,400	754,048
St. Paul Travelers Co.’s, Inc.	30,800	1,131,284

		3,251,622

Investment Management Companies - 0.9%
T. Rowe Price Group, Inc.	10,800	641,304

Machinery - Construction & Handling - 1.2%
Caterpillar, Inc.	10,100	923,544

Machinery - Oil Well Equipment & Services - 2.7%
Enterprise Products Partners, LP	7,000	179,900
National-Oilwell, Inc.*	28,350	1,323,945
Schlumberger Ltd.	7,950	560,316

		2,064,161

Multi-Sector Companies - 1.4%
3M Co.	11,900	1,019,711

Offshore Drilling - 1.3%
Transocean, Inc.*	19,050	980,313

Oil - Integrated International - 4.2%
BP plc (ADR)	15,000	936,000
Exxon Mobil Corp.	31,100	1,853,560
Suncor Energy, Inc.	9,300	373,953

		3,163,513

Paints & Coatings - 1.0%
PPG Industries, Inc.	10,400	743,808

Equity Securities - 99.9%	Shares	Value

Photography - 1.2%
Eastman Kodak Co.	28,300	921,165

Radio & Television Broadcasters - 1.6%
XM Satellite Radio Holdings, Inc.*	38,800	1,222,200

Retail - 6.5%
Bed Bath & Beyond, Inc.*	5,050	184,527
Kohl’s Corp.*	26,500	1,368,195
Lowe’s Co.’s, Inc.	13,200	753,588
Target Corp.	15,800	790,316
Wal-Mart Stores, Inc.	36,550	1,831,520

		4,928,146

Securities Brokers & Services - 2.0%
Franklin Resources, Inc.	7,900	542,335
Lehman Brothers Holdings, Inc.	10,550	993,388

		1,535,723

Telecommunications Equipment - 2.7%
Nokia OYJ (ADR)	49,800	768,414
Research In Motion Ltd.*	16,850	1,287,677

		2,056,091

Utilities - Electrical - 1.0%
Entergy Corp.	11,100	784,326

Utilities - Gas Pipelines - 1.4%
Williams Co.’s, Inc.	54,300	1,021,383

Utilities - Telecommunications - 0.9%
Sprint Corp.	29,650	674,537

Total Equity Securities (Cost $71,558,494)		75,233,685

	Principal
U.S. Government Agencies and Instrumentalities - 0.6%	Amount	Value

Fannie Mae Discount Notes, 6/22/05	$500,000	$496,766

Total U.S. Government Agencies and Instrumentalities (Cost $496,766)		496,766

Total Investments (Cost $72,055,260) - 100.5%		75,730,451
Other assets and liabilities, net - (0.5%)		(413,931)

Net Assets - 100%		$75,316,520

*	Non-income producing security.

Abbreviations:
ADR: American Depository Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005

EQUITY SECURITIES - 99.3%	Shares	Value

Agriculture - Fish & Ranch - 2.3%
Delta & Pine Land Co.	30,400	$820,800

Aluminum - 3.5%
Aleris International, Inc.*	51,475	1,284,301

Auto Trucks & Parts - 0.5%
Gentex Corp.	5,550	177,045

Biotechnology - Research & Production - 3.2%
deCODE genetics, Inc.*	50,500	287,850
Martek Biosciences Corp.*	14,984	871,919

		1,159,769

Casinos & Gambling - 4.6%
Alliance Gaming Corp.*	80,100	768,159
Nevada Gold & Casinos, Inc.*	13,200	168,960
Shuffle Master, Inc.*	25,450	737,032

		1,674,151

Commercial Information Services - 0.9%
RADWARE Ltd.*	13,325	312,738

Communications Technology - 1.6%
Anixter International, Inc.*	3,400	122,910
Tekelec, Inc.*	29,200	465,448

		588,358

Computer - Services, Software & Systems - 7.4%
Altiris, Inc.*	21,825	520,526
Ansys Inc.*	15,900	543,939
Datastream Systems, Inc.*	113,000	793,260
eCollege.com, Inc.*	18,000	232,920

EQUITY SECURITIES - 99.3%	Shares	Value

Internet Capital Group, Inc.*	47,200	331,344
Netsmart Technologies, Inc.*	29,125	269,989

		2,691,978

Computer Technology - 3.2%
Radisys Corp.*	43,025	609,234
UNOVA, Inc.*	25,875	534,319

		1,143,553

Consumer Electronics - 2.9%
Universal Electronics, Inc.*	62,881	1,061,431

Drugs & Pharmaceuticals - 1.2%
Dendreon Corp.*	15,500	84,475
Medicis Pharmaceutical Corp.	12,125	363,508

		447,983

Electrical Equipment & Components - 0.5%
Littelfuse, Inc.*	5,895	168,892

Electronic Equipment & Components - 1.6%
General Cable Corp.*	49,175	593,542

Electronics - 1.3%
EMS Technologies, Inc.*	34,000	462,400

Electronics - Semiconductors / Components - 2.1%
Integrated Device Technology, Inc.*	64,100	771,123

Electronics - Technology - 0.4%
OYO Geospace Corp.*	7,300	143,080

Energy Miscellaneous - 1.0%
Tetra Technologies, Inc.*	12,700	361,188

Entertainment - 3.3%
Lions Gate Entertainment Corp.*	107,100	1,183,455

Financial Data Processing Services - 2.1%
Global Payments, Inc.	11,700	754,533

Financial Information Services - 2.6%
FactSet Research Systems, Inc.	28,950	955,639

Financial Miscellaneous - 1.0%
Cash America International, Inc.	15,725	344,849

Healthcare Facilities - 1.6%
American Healthways, Inc.*	17,425	575,374

EQUITY SECURITIES - 99.3%	Shares	Value

Healthcare Management Services - 2.6%
Centene Corp.*	11,500	344,885
Eclipsys Corp.*	38,200	591,336

		936,221

Household Furnishings - 2.0%
Tempur-Pedic International, Inc.*	39,000	727,740

Insurance - Multi-Line - 0.6%
Primus Guaranty Ltd.*	16,600	216,298

Insurance - Property & Casualty - 2.5%
Direct General Corp.	10,425	214,130
Philadelphia Consolidated Holding Co.*	8,900	690,017

		904,147

Leisure Time - 1.7%
SCP Pool Corp.	19,100	608,526

Machinery - Industrial / Specialty - 1.5%
Actuant Corp.*	11,825	531,179

Machinery - Oil Well Equipment & Services - 4.0%
Patterson-UTI Energy, Inc.	57,900	1,448,658

Machinery - Specialty - 0.2%
Applied Films Corp.*	3,050	70,516

Medical & Dental - Instruments & Supplies - 12.7%
American Medical Systems Holdings, Inc.*	48,000	824,640
Arrow International, Inc.	10,375	356,381
Cooper Co’s, Inc.	11,400	831,060
DJ Orthopedics, Inc.*	15,475	387,649
Inamed Corp.*	18,100	1,264,828
Respironics, Inc.*	16,400	955,628

		4,620,186

Metal Fabricating - 1.2%
Maverick Tube Corp.*	13,700	445,387

Oil - Crude Producers - 3.6%
Unit Corp.*	29,000	1,309,930

Pollution Control & Environmental Services - 1.4%
Duratek, Inc.*	25,620	511,119

Retail - 6.4%
Build-A-Bear Workshop, Inc.*	26,425	809,926

EQUITY SECURITIES - 99.3%	Shares	Value

Cabela’s, Inc.*	25,150	518,844
Genesco, Inc.*	35,600	1,011,752

		2,340,522

Savings & Loans - 0.8%
Bank Mutual Corp.	14,300	169,026
BankAtlantic Bancorp, Inc.	7,400	128,760

		297,786

Services - Commercial - 6.7%
Corrections Corp of America*	15,800	609,880
Horizon Health Corp.*	16,000	680,000
Waste Connections, Inc.*	32,400	1,125,900

		2,415,780

Shipping - 1.7%
OMI Corp.	32,475	621,896

Telecommunications Equipment - 0.8%
C-COR, Inc.*	49,500	300,960

Textiles Apparel Manufacturers - 0.1%
Orange 21, Inc.*	5,575	36,238

Total Equity Securities (Cost $35,539,956)		36,019,271

TOTAL INVESTMENTS (Cost $35,539,956) - 99.3%		36,019,271
Other assets and liabilities, net - 0.7%		253,980

Net Assets - 100%		$36,273,251

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005

EQUITY SECURITIES - 99.5%	Shares	Value

Advertising Agencies - 1.0%
Lamar Advertising Co.*	18,500	$745,365

Banks - Outside New York City - 2.8%
East-West Bancorp, Inc.	29,550	1,090,986
Investors Financial Services Corp.	18,100	885,271

		1,976,257

Biotechnology - Research & Production - 3.8%
Charles River Laboratories International, Inc.*	18,200	856,128
Genzyme Corp. - General Division*	9,600	549,504
ImClone Systems, Inc.*	18,400	634,800
OSI Pharmaceuticals, Inc.*	16,900	698,646

		2,739,078

Cable Television Services - 1.2%
Liberty Media International, Inc.*	19,100	835,434

Casinos & Gambling - 2.2%
Harrah’s Entertainment, Inc.	13,600	878,288
Kerzner International Ltd.*	10,800	661,284

		1,539,572

Chemicals - 2.2%
Huntsman Corp.*	17,600	410,432
Lyondell Chemical Co	42,037	1,173,673

		1,584,105

Coal - 2.6%
Alpha Natural Resources, Inc.*	6,200	177,754
Peabody Energy Corp.	36,400	1,687,504

		1,865,258

Commercial Information Services - 1.6%
NetEase.com, Inc.*	24,000	1,157,040

Communications Technology - 4.3%
Avaya, Inc.*	29,250	341,640
Brocade Communications Systems, Inc.*	61,900	366,448
L-3 Communications Holdings, Inc.	22,160	1,573,803
SpectraSite, Inc.*	13,250	768,103

		3,049,994

EQUITY SECURITIES - 99.5%	Shares	Value

Computer - Services, Software & Systems - 3.7%
Akamai Technologies, Inc.*	95,500	1,215,715
Citrix Systems, Inc.*	14,300	340,626
Intuit, Inc.*	25,000	1,094,250

		2,650,591

Computer Technology - 5.8%
Apple Computer, Inc.*	47,000	1,958,490
ATI Technologies, Inc.*	38,900	671,414
Creative Technology Ltd.	15,800	153,260
PalmOne, Inc.*	52,550	1,333,719

		4,116,883

Consumer Electronics - 4.4%
Garmin Ltd.	22,400	1,037,568
NetFlix, Inc.*	137,500	1,491,875
Take-Two Interactive Software, Inc.*	15,100	590,410

		3,119,853

Cosmetics - 1.7%
Estee Lauder Co.’s, Inc.	26,400	1,187,472

Diversified Production - 2.0%
Pentair, Inc.	36,000	1,404,000

Drugs & Pharmaceuticals - 0.8%
Sepracor, Inc.*	9,450	542,525

Education Services - 0.9%
Education Management Corp.*	24,000	670,800

Electronics - Semiconductors / Components - 1.7%
Freescale Semiconductor, Inc.*	31,300	530,535
Xilinx, Inc.	22,700	663,521

		1,194,056

Electronics - Technology - 1.8%
Rockwell Automation, Inc.	12,450	705,168
Trimble Navigation Ltd.*	17,800	601,818

		1,306,986

Energy & Contracting Services - 0.5%
Chicago Bridge & Iron Co. NV	8,800	387,464

Entertainment - 3.2%
DreamWorks Animation SKG, Inc.*	24,700	1,005,537
Shanda Interactive Entertainment Ltd. (ADR)*	42,400	1,280,480

		2,286,017

EQUITY SECURITIES - 99.5%	Shares	Value

Finance - Small Loan - 0.9%
First Marblehead Corp.*	11,050	635,707

Financial Data Processing Services - 1.9%
Global Payments, Inc.	20,800	1,341,392

Financial Miscellaneous - 1.3%
CapitalSource, Inc.*	39,500	908,500

Funeral Parlors & Cemetery - 1.0%
Service Corp. International*	95,800	716,584

Healthcare Facilities - 0.9%
DaVita, Inc.*	14,800	619,380

Healthcare Management Services - 4.3%
AMERIGROUP Corp.*	18,900	690,984
Community Health Systems, Inc.*	20,600	719,146
Humana, Inc.*	21,300	680,322
PacifiCare Health Systems, Inc.*	17,600	1,001,792

		3,092,244

Healthcare Services - 1.7%
Medco Health Solutions, Inc.*	24,900	1,234,293

Home Building - 2.5%
Pulte Homes, Inc.	14,500	1,067,635
Toll Brothers, Inc.*	9,150	721,477

		1,789,112

Hotel / Motel - 2.2%
Hilton Hotels Corp.	21,900	489,465
Starwood Hotels and Resorts Worldwide, Inc.	17,500	1,050,525

		1,539,990

Identification Control & Filter Devices - 0.8%
Roper Industries, Inc.	8,200	537,100

Insurance - Multi-Line - 1.7%
Genworth Financial, Inc.	25,000	688,000
UICI	20,700	501,975

		1,189,975

Investment Management Companies - 1.1%
Affiliated Managers Group, Inc.*	12,300	762,969

Jewelry Watches & Gems - 1.1%
Fossil, Inc.*	31,100	806,267

EQUITY SECURITIES - 99.5%	Shares	Value

Leisure Time - 1.0%
Penn National Gaming, Inc.*	23,600	693,368

Machinery - Industrial / Specialty - 1.1%
Joy Global, Inc.	21,400	750,284

Machinery - Oil Well Equipment & Services - 6.3%
BJ Services Co.	26,600	1,380,008
Enterprise Products Partners, LP	20,700	531,990
National-Oilwell, Inc.*	29,000	1,354,300
Patterson-UTI Energy, Inc.	48,000	1,200,960

		4,467,258

Medical & Dental - Instruments & Supplies - 1.7%
C.R. Bard, Inc.	17,600	1,198,208

Medical Services - 1.0%
Covance, Inc.*	15,000	714,150

Metal Fabricating - 1.0%
Lone Star Technologies, Inc.*	17,700	697,911

Metals & Minerals Miscellaneous - 0.8%
Cleveland-Cliffs, Inc.	7,500	546,525

Oil - Crude Producers - 1.1%
EOG Resources, Inc.	16,200	789,588

Paints & Coatings - 0.8%
PPG Industries, Inc.	7,600	543,552

Radio & Television Broadcasters - 3.1%
Univision Communications, Inc.*	14,000	387,660
Westwood One, Inc.*	43,500	885,225
XM Satellite Radio Holdings, Inc.*	29,150	918,225

		2,191,110

Restaurants - 0.9%
Applebee’s International, Inc.	22,600	622,856

Retail - 3.8%
Electronics Boutique Holdings Corp.*	8,600	369,542
PETsMART, Inc.	32,300	928,625
Saks, Inc.	78,200	1,411,510

		2,709,677

Securities Brokers & Services - 1.0%
Legg Mason, Inc.	9,250	722,795

EQUITY SECURITIES - 99.5%	Shares	Value

Steel - 0.9%
Schnitzer Steel Industries, Inc.	18,300	617,259

Telecommunications Equipment - 0.9%
Arris Group, Inc.*	98,800	682,708

Textiles Apparel Manufacturers - 2.2%
Coach, Inc.*	18,500	1,047,655
Polo Ralph Lauren Corp.	13,000	504,400

		1,552,055

Truckers - 1.5%
Yellow Roadway Corp.*	18,050	1,056,647

Utilities - Gas Pipelines - 0.8%
Williams Co.’s, Inc.	32,200	605,682

Total Equity Securities (Cost $65,672,488)		70,693,896

TOTAL INVESTMENTS (Cost $65,672,488) - 99.5%		70,693,896
Other assets and liabilities, net - 0.5%		369,976

Net Assets - 100%		$71,063,872

*	Non-income producing security.

Abbreviations:
ADR: American Depository Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS INDEX 500 PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005

EQUITY SECURITIES - 99.0%	Shares	Value

Advertising Agencies - 0.2%
Interpublic Group of Co.’s., Inc.*	4,500	$55,260
Omnicom Group, Inc.	1,900	168,188

		223,448

Aerospace - 1.5%
Boeing Co.	8,500	496,910
Goodrich Corp.	1,300	49,777
Lockheed Martin Corp.	4,100	250,346
Northrop Grumman Corp.	3,606	194,652
Rockwell Collins, Inc.	1,900	90,421
United Technologies Corp.	5,200	528,632

		1,610,738

Agriculture - Fish & Ranch - 0.2%
Monsanto Co.	2,640	170,280

Air Transportation - 0.4%
Delta Air Lines, Inc.*	1,500	6,075
FedEx Corp.	3,100	291,245
Southwest Airlines Co.	7,150	101,816

		399,136

Aluminum - 0.2%
Alcoa, Inc.	8,920	271,079

Auto Parts - After Market - 0.1%
Genuine Parts Co.	1,700	73,933

Auto Parts - Original Equipment - 0.0%
Dana Corp.	1,700	21,743
Delphi Corp.	5,800	25,984
Visteon Corp.	900	5,139

		52,866

Auto Trucks & Parts - 0.1%
Navistar International Corp.*	700	25,480
Paccar, Inc.	1,750	126,682

		152,162

Automobiles - 0.3%
Ford Motor Co.	18,290	207,226
General Motors Corp.	5,672	166,700

		373,926

EQUITY SECURITIES - 99.0%	Shares	Value

Banks - New York City - 1.3%
Bank of New York Co., Inc.	8,000	232,400
JPMorgan Chase & Co.	35,938	1,243,455

		1,475,855

Banks - Outside New York City - 6.1%
AmSouth Bancorp	3,500	90,825
Bank of America Corp.	41,140	1,814,274
BB&T Corp.	5,600	218,848
Comerica, Inc.	1,700	93,636
Compass Bancshares, Inc.	1,200	54,480
Fifth Third Bancorp	5,283	227,063
First Horizon National Corp.	1,300	53,027
Huntington Bancshares, Inc.	2,330	55,687
KeyCorp Ltd.	4,200	136,290
M&T Bank Corp.	1,000	102,060
Marshall & Ilsley Corp.	2,100	87,675
Mellon Financial Corp.	4,200	119,868
National City Corp.	6,100	204,350
North Fork Bancorp, Inc.	4,800	133,152
Northern Trust Corp.	2,200	95,568
PNC Financial Services Group, Inc.	2,800	144,144
Regions Financial Corp.	4,816	156,038
State Street Corp.	3,400	148,648
Suntrust Banks, Inc.	3,500	252,245
Synovus Financial Corp.	3,100	86,366
US Bancorp	18,921	545,303
Wachovia Corp.	16,126	820,975
Wells Fargo & Co.	17,300	1,034,540
Zions Bancorp	900	62,118

		6,737,180

Beverage - Brewery & Winery - 0.4%
Anheuser-Busch Co.’s, Inc.	7,900	374,381
Molson Coors Brewing Co., Class B	700	54,019

		428,400

Beverage - Distillers - 0.0%
Brown-Forman Corp., Class B	900	49,275

Beverage - Soft Drinks - 1.8%
Coca-Cola Co.	22,900	954,243
Coca-Cola Enterprises, Inc.	3,600	73,872
Pepsi Bottling Group, Inc.	1,800	50,130
Pepsico, Inc.	16,870	894,616

		1,972,861

EQUITY SECURITIES - 99.0%	Shares	Value

Biotechnology - Research & Production - 1.2%
Amgen, Inc.*	12,780	743,924
Baxter International, Inc.	6,300	214,074
Biogen Idec, Inc.*	3,355	115,781
Chiron Corp.*	1,500	52,590
Genzyme Corp. - General Division*	2,500	143,100
Millipore Corp.*	600	26,040

		1,295,509

Building Materials - 0.2%
Masco Corp.	4,400	152,548
Vulcan Materials Co.	1,100	62,513

		215,061

Casinos & Gambling - 0.1%
Harrah’s Entertainment, Inc.	1,200	77,496
International Game Technology	3,300	87,978

		165,474

Chemicals - 1.4%
Air Products & Chemicals, Inc.	2,300	145,567
Dow Chemical Co.	9,722	484,642
E.I. Du Pont de Nemours & Co.	10,200	522,648
Eastman Chemical Co.	700	41,300
Ecolab, Inc.	2,300	76,015
Great Lakes Chemical Corp.	600	19,272
Hercules, Inc.*	1,100	15,939
Praxair, Inc.	3,300	157,938
Rohm & Haas Co.	2,000	96,000
Sigma-Aldrich Corp.	700	42,875

		1,602,196

Communications & Media - 0.7%
Time Warner, Inc.*	46,300	812,565

Communications Technology - 2.6%
ADC Telecommunications, Inc.*	9,800	19,502
Avaya, Inc.*	4,558	53,237
CIENA Corp.*	5,500	9,460
Cisco Systems, Inc.*	65,500	1,171,795
Comverse Technology, Inc.*	2,200	55,484
Corning, Inc.*	14,500	161,385
JDS Uniphase Corp.*	16,200	27,054
L-3 Communications Holdings, Inc.	1,100	78,122
Lucent Technologies, Inc.*	44,300	121,825
Motorola, Inc.	24,601	368,277
NCR Corp.*	1,800	60,732
Qualcomm, Inc.	16,800	615,720
Scientific-Atlanta, Inc.	1,600	45,152
Symbol Technologies, Inc.	2,100	30,429

EQUITY SECURITIES - 99.0%	Shares	Value

Tellabs, Inc.*	4,800	35,040

		2,853,214

Computer - Services, Software & Systems - 3.8%
Adobe Systems, Inc.	2,500	167,925
Affiliated Computer Services, Inc.*	1,300	69,212
Autodesk, Inc.	2,400	71,424
BMC Software, Inc.*	1,900	28,500
Citrix Systems, Inc.*	1,700	40,494
Computer Associates International, Inc.	5,400	146,340
Computer Sciences Corp.*	1,900	87,115
Compuware Corp.*	4,600	33,120
Intuit, Inc.*	2,000	87,540
Mercury Interactive Corp.*	700	33,166
Microsoft Corp.	102,400	2,475,008
Novell, Inc.*	3,900	23,244
Oracle Corp.*	46,000	574,080
Parametric Technology Corp.*	3,200	17,888
QLogic Corp.*	800	32,400
Siebel Systems, Inc.*	5,200	47,476
Symantec Corp.*	6,900	147,177
Veritas Software Corp.*	4,200	97,524

		4,179,633

Computer Technology - 3.8%
Apple Computer, Inc.*	8,200	341,694
Dell, Inc.*	25,100	964,342
Electronic Data Systems Corp.	5,100	105,417
EMC Corp.*	24,500	301,840
Gateway, Inc.*	4,000	16,120
Hewlett-Packard Co.	29,584	649,073
International Business Machines Corp.	16,500	1,507,770
Network Appliance, Inc.*	3,600	99,576
Nvidia Corp.*	1,800	42,768
Sun Microsystems, Inc.*	34,500	139,380
Unisys Corp.*	3,500	24,710

		4,192,690

Consumer Electronics - 0.6%
Electronic Arts, Inc.*	3,100	160,518
Yahoo!, Inc.*	13,300	450,870

		611,388

Consumer Products - 0.8%
Alberto-Culver Co.	850	40,681
Gillette Co.	10,000	504,800
International Flavors & Fragrances, Inc.	1,000	39,500
Kimberly-Clark Corp.	4,900	322,077
Snap-On, Inc.	600	19,074

		926,132

EQUITY SECURITIES - 99.0%	Shares	Value

Containers & Packaging - Paper & Plastic - 0.1%
Bemis Co.	1,200	37,344
Pactiv Corp.*	1,600	37,360
Sealed Air Corp.*	800	41,552
Temple-Inland, Inc.	600	43,530

		159,786

Copper - 0.2%
Freeport-McMoRan Copper & Gold, Inc., Class B	1,700	67,337
Phelps Dodge Corp.	1,000	101,730

		169,067

Cosmetics - 0.2%
Avon Products, Inc.	4,700	201,818

Diversified Financial Services - 4.7%
American Express Co.	12,000	616,440
CIT Group, Inc.	2,100	79,800
Citigroup, Inc.	53,006	2,382,090
Goldman Sachs Group, Inc.	4,500	494,955
Marsh & McLennan Co.’s	5,400	164,268
Merrill Lynch & Co., Inc.	9,500	537,700
Metlife, Inc.	7,400	289,340
Morgan Stanley	11,200	641,200

		5,205,793

Diversified Materials & Processing - 0.8%
American Standard Co.’s	1,800	83,664
Ashland, Inc.	600	40,482
Ball Corp.	1,200	49,776
Engelhard Corp.	1,300	39,039
Tyco International Ltd.	20,225	683,605

		896,566

Diversified Production - 0.2%
Danaher Corp.	2,800	149,548
Dover Corp.	2,000	75,580

		225,128

Drug & Grocery Store Chains - 0.9%
Albertson’s, Inc.	3,500	72,275
CVS Corp.	4,100	215,742
Kroger Co.*	7,100	113,813
Safeway, Inc.*	4,600	85,238
Supervalu, Inc.	1,400	46,690
Walgreen Co.	10,400	461,968

		995,726

EQUITY SECURITIES - 99.0%	Shares	Value

Drugs & Pharmaceuticals - 7.5%
Abbott Laboratories, Inc.	15,900	741,258
Allergan, Inc.	1,300	90,311
AmerisourceBergen Corp.	1,103	63,191
Bristol-Myers Squibb Co.	19,700	501,562
Cardinal Health, Inc.	4,350	242,730
Eli Lilly & Co.	11,600	604,360
Forest Laboratories, Inc.*	3,600	133,020
Gilead Sciences, Inc.*	4,400	157,520
Hospira, Inc.*	1,700	54,859
Johnson & Johnson	30,232	2,030,381
King Pharmaceuticals, Inc.*	2,500	20,775
Medimmune, Inc.*	2,700	64,287
Merck & Co., Inc.	22,200	718,614
Mylan Laboratories, Inc.	2,800	49,616
Pfizer, Inc.	75,742	1,989,742
Schering-Plough Corp.	15,100	274,065
Watson Pharmaceutical, Inc.*	1,200	36,876
Wyeth	13,700	577,866

		8,351,033

Education Services - 0.1%
Apollo Group, Inc.*	1,600	118,496

Electrical - Household Appliances - 0.1%
Maytag Corp.	800	11,176
Whirlpool Corp.	700	47,411

		58,587

Electronic Equipment & Components - 0.3%
Cooper Industries Ltd.	1,000	71,520
Emerson Electric Co.	4,200	272,706
Molex, Inc.	1,525	40,199

		384,425

Electronics - 0.0%
Sanmina-SCI Corp.*	5,100	26,622

Electronics - Gauge & Meter - 0.1%
Tektronix, Inc.	1,000	24,530
Thermo Electron Corp.*	1,700	42,993

		67,523

Electronics - Medical Systems - 0.6%
Medtronic, Inc.	12,200	621,590

Electronics - Semiconductors / Components - 2.7%
Advanced Micro Devices, Inc.*	3,700	59,644

EQUITY SECURITIES - 99.0%	Shares	Value

Altera Corp.*	3,500	69,230
Analog Devices, Inc.	3,900	140,946
Applied Micro Circuits Corp.*	3,500	11,515
Broadcom Corp.*	2,800	83,776
Freescale Semiconductor, Inc., Class B*	4,116	71,001
Intel Corp.	63,100	1,465,813
Jabil Circuit, Inc.*	1,700	48,484
Linear Technology Corp.	3,200	122,592
LSI Logic Corp.*	4,000	22,360
Maxim Integrated Products, Inc.	3,300	134,871
Micron Technology, Inc.*	6,500	67,210
National Semiconductor Corp.	3,800	78,318
PMC - Sierra, Inc.*	2,000	17,600
Texas Instruments, Inc.	17,400	443,526
Xilinx, Inc.	3,600	105,228

		2,942,114

Electronics - Technology - 0.5%
General Dynamics Corp.	2,000	214,100
PerkinElmer, Inc.	1,400	28,882
Raytheon Co.	4,500	174,150
Rockwell Automation, Inc.	1,800	101,952
Solectron Corp.*	8,800	30,536

		549,620

Energy & Contracting Services - 0.0%
Fluor Corp.	800	44,344

Energy Miscellaneous - 0.2%
Calpine Corp.*	4,100	11,480
Sunoco, Inc.	700	72,464
Valero Energy Corp.	2,600	190,502

		274,446

Entertainment - 1.5%
News Corp.	29,500	499,140
Viacom, Inc., Class B	17,403	606,146
Walt Disney Co.	20,900	600,457

		1,705,743

Finance - Small Loan - 0.2%
SLM Corp.	4,400	219,296

Finance Companies - 0.2%
Capital One Financial Corp.	2,500	186,925

Financial Data Processing Services - 0.8%
Automatic Data Processing, Inc.	5,900	265,205
First Data Corp.	8,034	315,817

EQUITY SECURITIES - 99.0%	Shares	Value

Fiserv, Inc.*	2,000	79,600
Paychex, Inc.	3,450	113,229
SunGard Data Systems, Inc.*	3,100	106,950

		880,801

Financial Information Services - 0.2%
Dow Jones & Co., Inc.	600	22,422
Equifax, Inc.	1,500	46,035
Moody’s Corp.	1,300	105,118

		173,575

Financial Miscellaneous - 1.5%
AMBAC Financial Group, Inc.	1,100	82,225
Fannie Mae	9,800	533,610
Freddie Mac	7,000	442,400
H & R Block, Inc.	1,600	80,928
MBIA, Inc.	1,400	73,192
MBNA Corp.	13,100	321,605
MGIC Investment Corp.	1,000	61,670
Providian Financial Corp.*	3,200	54,912

		1,650,542

Foods - 1.3%
Campbell Soup Co.	3,300	95,766
ConAgra Foods, Inc.	5,100	137,802
General Mills, Inc.	3,600	176,940
H.J. Heinz Co.	3,600	132,624
Hershey Foods Corp.	2,100	126,966
Kellogg Co.	3,600	155,772
McCormick & Co., Inc.	1,500	51,645
Sara Lee Corp.	7,800	172,848
Sysco Corp.	6,500	232,700
William Wrigley Jr. Co.	2,000	131,140

		1,414,203

Forest Products - 0.3%
Georgia-Pacific Corp.	2,746	97,456
Louisiana-Pacific Corp.	1,300	32,682
Weyerhaeuser Co.	2,400	164,400

		294,538

Gold - 0.2%
Newmont Mining Corp.	4,400	185,900

Healthcare Facilities - 0.5%
HCA, Inc.	4,200	224,994
Health Management Associates, Inc.	2,400	62,832
Laboratory Corp. of America Holdings, Inc.*	1,500	72,300
Manor Care, Inc.	900	32,724

EQUITY SECURITIES - 99.0%	Shares	Value

Quest Diagnostics, Inc.	900	94,617
Tenet Healthcare Corp.*	5,000	57,650

		545,117

Healthcare Management Services - 1.0%
Aetna, Inc.	3,000	224,850
Caremark Rx, Inc.*	4,674	185,932
Humana, Inc.*	1,500	47,910
IMS Health, Inc.	2,461	60,024
UnitedHealth Group, Inc.	6,500	619,970

		1,138,686

Healthcare Services - 0.6%
Express Scripts, Inc.*	800	69,752
McKesson Corp.	3,000	113,250
Medco Health Solutions, Inc.*	2,790	138,300
WellPoint, Inc.*	3,100	388,585

		709,887

Home Building - 0.2%
Centex Corp.	1,300	74,451
KB Home	400	46,984
Pulte Homes, Inc.	1,200	88,356

		209,791

Hotel / Motel - 0.3%
Hilton Hotels Corp.	4,000	89,400
Marriott International, Inc.	2,000	133,720
Starwood Hotels and Resorts Worldwide, Inc.	2,100	126,063

		349,183

Household Equipment & Products - 0.1%
Black & Decker Corp.	800	63,192
Stanley Works	800	36,216

		99,408

Household Furnishings - 0.1%
Leggett & Platt, Inc.	2,000	57,760
Newell Rubbermaid, Inc.	2,600	57,044

		114,804

Identification Control & Filter Devices - 0.3%
Agilent Technologies, Inc.*	4,378	97,192
American Power Conversion Corp.	2,000	52,220
Pall Corp.	1,400	37,968
Parker Hannifin Corp.	1,200	73,104
Waters Corp.*	1,300	46,527

		307,011

EQUITY SECURITIES - 99.0%	Shares	Value

Insurance - Life - 0.5%
Jefferson-Pilot Corp.	1,350	66,217
Principal Financial Group	3,200	123,168
Prudential Financial, Inc.	5,400	309,960

		499,345

Insurance - Multi-Line - 2.8%
Aflac, Inc.	5,200	193,752
Allstate Corp.	7,000	378,420
American International Group, Inc.	26,410	1,463,378
AON Corp.	3,400	77,656
Cigna Corp.	1,400	125,020
Cincinnati Financial Corp.	1,690	73,701
Hartford Financial Services, Inc.	3,000	205,680
Lincoln National Corp.	1,800	81,252
Loews Corp.	1,600	117,664
Safeco Corp.	1,200	58,452
St. Paul Travelers Co.’s, Inc.	6,704	246,238
Torchmark Corp.	1,100	57,420
UnumProvident Corp.	2,800	47,656

		3,126,289

Insurance - Property & Casualty - 0.5%
ACE Ltd.	2,900	119,683
Chubb Corp.	2,000	158,540
Progressive Corp.	2,000	183,520
XL Capital Ltd.	1,400	101,318

		563,061

Investment Management Companies - 0.1%
Federated Investors, Inc., Class B	800	22,648
Janus Capital Group, Inc.	2,700	37,665
T. Rowe Price Group, Inc.	1,200	71,256

		131,569

Jewelry Watches & Gems - 0.0%
Tiffany & Co.	1,600	55,232

Leisure Time - 0.3%
Carnival Corp.	5,400	279,774

Machinery - Agricultural - 0.2%
Deere & Co.	2,500	167,825

Machinery - Construction & Handling - 0.3%
Caterpillar, Inc.	3,500	320,040

Machinery - Engines - 0.0%
Cummins, Inc.	500	35,175

EQUITY SECURITIES - 99.0%	Shares	Value

Machinery - Industrial / Specialty - 0.3%
Illinois Tool Works, Inc.	2,800	250,684
Ingersoll-Rand Co. Ltd.	1,700	135,405

		386,089

Machinery - Oil Well Equipment & Services - 1.0%
Baker Hughes, Inc.	3,500	155,715
BJ Services Co.	1,700	88,196
Halliburton Co.	5,200	224,900
Nabors Industries Ltd.*	1,300	76,882
National-Oilwell, Inc.*	1,700	79,390
Noble Corp.	1,300	73,073
Rowan Co.’s, Inc.	1,100	32,923
Schlumberger Ltd.	6,000	422,880

		1,153,959

Medical & Dental - Instruments & Supplies - 1.2%
Bausch & Lomb, Inc.	500	36,650
Becton Dickinson & Co.	2,600	151,892
Biomet, Inc.	2,675	97,103
Boston Scientific Corp.*	7,800	228,462
C.R. Bard, Inc.	1,000	68,080
Guidant Corp.	3,300	243,870
St. Jude Medical, Inc.*	3,600	129,600
Stryker Corp.	3,700	165,057
Zimmer Holdings, Inc.*	2,480	192,969

		1,313,683

Milling - Fruit & Grain Production - 0.1%
Archer-Daniels-Midland Co.	6,392	157,115

Miscellaneous Equipment - 0.0%
W.W. Grainger, Inc.	800	49,816

Multi-Sector Companies - 4.9%
3M Co.	7,900	676,951
Brunswick Corp.	1,000	46,850
Eaton Corp.	1,600	104,640
Fortune Brands, Inc.	1,500	120,945
General Electric Co.	107,400	3,872,844
Honeywell International, Inc.	8,637	321,383
ITT Industries, Inc.	900	81,216
Johnson Controls, Inc.	2,000	111,520
Textron, Inc.	1,300	97,006

		5,433,355

Office Furniture & Business Equipment - 0.3%
Lexmark International, Inc.*	1,300	103,961

EQUITY SECURITIES - 99.0%	Shares	Value

Pitney Bowes, Inc.	2,400	108,288
Xerox Corp.*	9,300	140,895

		353,144

Office Supplies - 0.1%
Avery Dennison Corp.	900	55,737

Offshore Drilling - 0.2%
Transocean, Inc.*	3,281	168,840

Oil - Crude Producers - 1.1%
Anadarko Petroleum Corp.	2,374	180,661
Apache Corp.	3,296	201,814
Burlington Resources, Inc.	4,000	200,280
Devon Energy Corp.	4,700	224,425
EOG Resources, Inc.	2,400	116,976
Kerr-McGee Corp.	1,700	133,161
XTO Energy, Inc.	3,467	113,845

		1,171,162

Oil - Integrated Domestic - 1.0%
Amerada Hess Corp.	900	86,589
ConocoPhillips	7,094	765,017
Occidental Petroleum Corp.	4,100	291,797

		1,143,403

Oil - Integrated International - 4.9%
ChevronTexaco Corp.	21,304	1,242,236
Exxon Mobil Corp.	64,650	3,853,140
Marathon Oil Corp.	3,600	168,912
Unocal Corp.	2,800	172,732

		5,437,020

Paints & Coatings - 0.2%
PPG Industries, Inc.	1,800	128,736
Sherwin-Williams Co.	1,400	61,586

		190,322

Paper - 0.2%
International Paper Co.	5,031	185,090
MeadWestvaco Corp.	2,161	68,763

		253,853

Photography - 0.1%
Eastman Kodak Co.	2,800	91,140

Production Technology Equipment - 0.4%
Applied Materials, Inc.*	17,000	276,250
KLA-Tencor Corp.*	2,000	92,020

EQUITY SECURITIES - 99.0%	Shares	Value

Novellus Systems, Inc.*	1,200	32,076
Teradyne, Inc.*	2,000	29,200

		429,546

Publishing - Miscellaneous - 0.2%
McGraw-Hill Co.’s, Inc.	1,900	165,775
Meredith Corp.	300	14,025
RR Donnelley & Sons Co.	2,300	72,726

		252,526

Publishing - Newspapers - 0.4%
Gannett Co., Inc.	2,600	205,608
Knight Ridder, Inc.	800	53,800
New York Times Co.	1,500	54,870
Tribune Co.	2,902	115,703

		429,981

Radio & Television Broadcasters - 0.2%
Clear Channel Communications, Inc.	5,200	179,244
Univision Communications, Inc.*	3,100	85,839

		265,083

Railroads - 0.6%
Burlington Northern Santa Fe Corp.	3,900	210,327
CSX Corp.	2,200	91,630
Norfolk Southern Corp.	3,900	144,495
Union Pacific Corp.	2,700	188,190

		634,642

Real Estate Investment Trust - 0.5%
Apartment Investment & Management Co.	1,000	37,200
Archstone-Smith Trust	2,000	68,220
Equity Office Properties Trust	3,900	117,507
Equity Residential Properties Trust	3,000	96,630
Plum Creek Timber Co., Inc.	1,900	67,830
ProLogis	1,700	63,070
Simon Property Group, Inc.	2,200	133,276

		583,733

Recreational Vehicles & Boats - 0.2%
Harley-Davidson, Inc.	2,900	167,504

Rent & Lease Services - Commercial - 0.0%
Ryder System, Inc.	700	29,190

Restaurants - 0.8%
Darden Restaurants, Inc.	1,350	41,418
McDonald’s Corp.	13,000	404,820
Starbucks Corp.*	4,000	206,640

EQUITY SECURITIES - 99.0%	Shares	Value

Wendy’s International, Inc.	1,200	46,848
Yum! Brands, Inc.	3,000	155,430

		855,156

Retail - 5.2%
Autonation, Inc.*	2,400	45,456
Autozone, Inc.*	700	59,990
Bed Bath & Beyond, Inc.*	3,100	113,274
Best Buy Co., Inc.	2,900	156,629
Big Lots, Inc.*	1,200	14,424
Circuit City Stores, Inc.	1,900	30,495
Costco Wholesale Corp.	4,700	207,646
Dillards, Inc.	800	21,520
Dollar General Corp.	2,850	62,444
Family Dollar Stores, Inc.	1,500	45,540
Federated Department Stores, Inc.	1,700	108,188
Fisher Scientific International, Inc.*	1,200	68,304
Gap, Inc.	7,500	163,800
Home Depot, Inc.	22,200	848,928
J.C. Penney Co., Inc.	2,900	150,568
Kohl’s Corp.*	3,200	165,216
Limited Brands, Inc.	3,881	94,308
Lowe’s Co.’s, Inc.	7,900	451,011
May Department Stores Co.	2,800	103,656
Nordstrom, Inc.	1,300	71,994
Office Depot, Inc.*	3,300	73,194
OfficeMax, Inc.	1,000	33,500
RadioShack Corp.	1,400	34,300
Sears Holdings Corp.*	929	123,781
Staples, Inc.	5,000	157,150
Target Corp.	9,200	460,184
TJX Co.’s, Inc.	4,700	115,761
Toys R Us, Inc.*	2,200	56,672
Wal-Mart Stores, Inc.	34,300	1,718,773

		5,756,706

Savings & Loans - 0.5%
Golden West Financial Corp.	2,800	169,400
Sovereign Bancorp, Inc.	3,800	84,208
Washington Mutual, Inc.	8,900	351,550

		605,158

Scientific Equipment & Supplies - 0.0%
Applera Corp. - Applied Biosystems Group	2,200	43,428

Securities Brokers & Services - 0.8%
Bear Stearns Co.’s, Inc.	1,185	118,382
Charles Schwab Corp.	11,700	122,967
Countrywide Financial Corp.	5,800	188,268

EQUITY SECURITIES - 99.0%	Shares	Value

E*Trade Financial Corp.*	4,100	49,200
Franklin Resources, Inc.	2,000	137,300
Lehman Brothers Holdings, Inc.	2,800	263,648

		879,765

Services - Commercial - 1.0%
Allied Waste Industries, Inc.*	2,000	14,620
Cendant Corp.	10,700	219,778
Cintas Corp.	1,500	61,965
Convergys Corp.*	1,600	23,888
eBay, Inc.*	12,400	462,024
Monster Worldwide, Inc.*	1,200	33,660
Robert Half International, Inc.	1,800	48,528
Sabre Holdings Corp.	1,434	31,376
Waste Management, Inc.	5,700	164,445

		1,060,284

Shoes - 0.2%
Nike, Inc., Class B	2,300	191,613
Reebok International Ltd.	600	26,580

		218,193

Soaps & Household Chemicals - 1.6%
Clorox Co.	1,500	94,485
Colgate-Palmolive Co.	5,300	276,501
Procter & Gamble Co.	25,600	1,356,800

		1,727,786

Steel - 0.2%
Allegheny Technologies, Inc.	750	18,082
Nucor Corp.	1,600	92,096
United States Steel Corp.	1,200	61,020

		171,198

Telecommunications Equipment - 0.0%
Andrew Corp.*	1,900	22,249

Textiles Apparel Manufacturers - 0.2%
Coach, Inc.*	2,000	113,260
Jones Apparel Group, Inc.	1,400	46,886
Liz Claiborne, Inc.	1,100	44,143
VF Corp.	900	53,226

		257,515

Tires & Rubber - 0.0%
Cooper Tire & Rubber Co.	800	14,688
Goodyear Tire & Rubber Co.*	1,800	24,030

		38,718

EQUITY SECURITIES - 99.0%	Shares	Value

Tobacco - 1.4%
Altria Group, Inc.	21,000	1,373,190
Reynolds American, Inc.	1,200	96,708
UST, Inc.	1,600	82,720

		1,552,618

Toys - 0.1%
Hasbro, Inc.	1,900	38,855
Mattel, Inc.	3,900	83,265

		122,120

Transportation Miscellaneous - 0.7%
United Parcel Service, Inc., Class B	11,400	829,236

Utilities - Cable, Television, & Radio - 0.7%
Comcast Corp.*	22,581	762,786

Utilities - Electrical - 3.0%
AES Corp.*	6,700	109,746
Allegheny Energy, Inc.*	1,600	33,056
Ameren Corp.	1,900	93,119
American Electric Power Co., Inc.	3,700	126,022
Centerpoint Energy, Inc.	3,200	38,496
Cinergy Corp.	1,900	76,988
CMS Energy Corp.*	1,800	23,472
Consolidated Edison, Inc.	2,400	101,232
Constellation Energy Group, Inc.	1,800	93,060
Dominion Resources, Inc.	3,516	261,696
DTE Energy Co.	1,800	81,864
Duke Energy Corp.	9,600	268,896
Edison International	3,200	111,104
Entergy Corp.	2,100	148,386
Exelon Corp.	6,800	312,052
FirstEnergy Corp.	3,361	140,994
FPL Group, Inc.	4,000	160,600
NiSource, Inc.	2,940	67,003
PG&E Corp.	3,700	126,170
Pinnacle West Capital Corp.	1,000	42,510
PPL Corp.	1,900	102,581
Progress Energy, Inc.	2,541	106,595
Public Service Enterprise Group, Inc.	2,300	125,097
Southern Co.	7,400	235,542
Teco Energy, Inc.	2,000	31,360
TXU Corp.	2,500	199,075
XCEL Energy, Inc.	4,345	74,647

		3,291,363

Utilities - Gas Distribution - 0.2%
KeySpan Corp.	1,700	66,249

EQUITY SECURITIES - 99.0%	Shares	Value

Kinder Morgan, Inc.	1,000	75,700
Nicor, Inc.	500	18,545
Peoples Energy Corp.	400	16,768
Sempra Energy	2,400	95,616

		272,878

Utilities - Gas Pipelines - 0.2%
Dynegy, Inc.*	4,500	17,595
El Paso Corp.	6,059	64,104
Williams Co.’s, Inc.	5,800	109,098

		190,797

Utilities - Telecommunications - 3.1%
Alltel Corp.	3,100	170,035
AT&T Corp.	7,815	146,531
Bellsouth Corp.	18,700	491,623
CenturyTel, Inc.	1,400	45,976
Citizens Communications Co.	3,000	38,820
Nextel Communications, Inc.*	11,500	326,830
Qwest Communications International, Inc.*	15,534	57,476
SBC Communications, Inc.	33,300	788,877
Sprint Corp.	15,100	343,525
Verizon Communications, Inc.	27,944	992,012

		3,401,705

Total Equity Securities (Cost $121,146,328)		109,711,907

	PRINCIPAL
Money Market Funds - 0.4%	AMOUNT	VALUE

AIM STIC Prime Fund	$409,650	$409,650
Federated Prime Obligations Fund	16	16

Total Money Market Funds (Cost $409,666)		409,666

U.S. Treasury - 0.6%

United States Treasury Bills, 6/9/05 (i)	645,000	641,687

Total U.S. Treasury (Cost $641,687)		641,687

TOTAL INVESTMENTS (Cost $122,197,681) - 100.0%		110,763,260
Other assets and liabilities, net - 0.0%		36,974

Net Assets - 100%		$110,800,234

				Unrealized
	Number of		Underlying Face	Appreciation
Futures	Contracts	Expiration Date	Amount at Value	(Depreciation)

Purchased:
E-mini S&P 500 (i)	20	6/05	$1,183,900	($28,210)

*	Non-income producing security.

(i)	Futures collateralized by 645,000 units of U.S. Treasury Bills.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005

	PRINCIPAL
Taxable Variable Rate Demand Notes* - 80.9%	AMOUNT	VALUE

Alabama State IDA Revenue, 2.91%, 5/1/10, LOC: Regions Bank (r)	$135,000	$135,000
Alameda County California IDA Revenue, 2.85%, 7/1/30, LOC: Union Bank, C/LOC: CalSTERS (r)	2,100,000	2,100,000
American Healthcare Funding LLC, 2.85%, 5/1/27, LOC: Lasalle Bank (r)	325,000	325,000
Atmore Alabama Industrial Development Board Revenue, 3.01%, 8/1/22, LOC: Whitney National Bank, C/LOC: Bank of New York (r)	100,000	100,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 2.96%, 6/1/21, LOC: Comercia Bank (r)	1,455,000	1,455,000
Butler County Alabama IDA Revenue, 2.91%, 3/1/12, LOC: Whitney National Bank, C/LOC: FHLB (r)	805,000	805,000
Byron Park, 2.99%, 1/20/31, LOC: Credit Lyonnais (r)	1,405,000	1,405,000
California Statewide Communities Development Authority Revenue, 2.99%, 12/15/36, LOC: Bank of the West (r)	2,300,000	2,300,000
Chatham Centre LLC, 3.06%, 4/1/22, LOC: Bank of North Georgia (r)	320,000	320,000
Dakota County Minnesota MFH Revenue, 2.85%, 1/1/38, LOC: Lasalle Bank (r)	1,000,000	1,000,000
Dunn Nursing Home, Inc., 2.91%, 2/1/24, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	835,000	835,000
Durham North Carolina GO, 2.93%, 5/1/18, BPA: Bank of America (r)	2,415,000	2,415,000
Enclave at Lynn Haven LLC, 2.85%, 10/1/29, LOC: State Bank & Trust, C/LOC: FHLB (r)	3,145,000	3,145,000
Florida State Housing Finance Corp. MFH Revenue:
2.91%, 10/15/32, LOC: Fannie Mae (r)	585,000	585,000
2.87%, 11/1/32, LOC: Freddie Mac (r)	1,450,000	1,450,000
Four Fishers LLC, 3.01%, 4/1/24, LOC: Standard Federal Bank (r)	1,650,000	1,650,000
Fulton County Georgia IDA Revenue, 3.06%, 12/1/10, LOC: Branch Bank & Trust (r)	635,000	635,000
Grove City Church of the Nazarene, 2.92%, 2/1/24, LOC: National City Bank (r)	2,977,000	2,977,000
Hillcrest Baptist Church, 2.95%, 12/1/20, LOC: Wachovia Bank (r)	4,350,000	4,350,000
Holland Board of Public Works Home Building Co., 3.00%, 11/1/22, LOC: Wells Fargo Bank (r)	1,275,000	1,275,000
Hudson Massachusetts IDA Revenue, 2.75%, 10/1/13, LOC: State Street Bank & Trust (r)	650,000	650,000
Illinois State Development Finance Authority Revenue, 2.93%, 7/1/10, LOC: Lasalle Bank (r)	600,000	600,000
Indiana State Development Finance Authority Revenue, 2.90%, 9/1/16, LOC: JP Morgan Chase Bank (r)	3,150,000	3,150,000
Kaneville Road Joint Venture, Inc., 2.92%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	1,590,000	1,590,000
Kansas City Missouri IDA MFH Revenue, 2.93%, 3/1/35, LOC: LaSalle Bank (r)	915,000	915,000

	PRINCIPAL
Taxable Variable Rate Demand Notes* - 80.9%	AMOUNT	VALUE

Lancaster California Redevelopment Agency MFH Revenue, 2.97%, 1/15/35, LOC: Fannie Mae (r)	500,000	500,000
Main & Walton, Inc., 2.85%, 9/1/26, LOC: Waypoint Bank, C/LOC: FHLB (r)	1,275,000	1,275,000
Maniilaq Association Alaska Revenue, 2.95%, 11/1/22, LOC: Washington Mutual Bank, C/LOC: FHLB (r)	1,000,000	1,000,000
Meyer Cookware Industries, Inc., 2.85%, 5/1/27, LOC: BNP Paribas (r)	545,000	545,000
Mississippi Business Finance Corp. Revenue, 2.96%, 8/1/24, LOC: Union Planters National (r)	2,000,000	2,000,000
Montgomery New York Industrial Development Board Pollution Control Revenue, 3.01%, 5/1/25, LOC: FHLB (r)	980,000	980,000
New York City New York IDA Revenue Bonds, 3.10%, 6/1/30, LOC: Citibank (r)	2,500,000	2,500,000
Omaha Nebraska SO, 2.95%, 2/1/26, BPA: Dexia Credit Local, AMBAC Insured (r)	500,000	500,000
Osprey Management Co. LLC, 2.90%, 6/1/27, LOC: Wells Fargo Bank (r)	900,000	900,000
Palm Beach County Florida Airport Revenue, 2.82%, 10/1/20, LOC: SunTrust Bank (r)	1,445,000	1,445,000
Pennsylvania State Higher Educational Facilities Authority Revenue, 3.35%, 11/1/36, LOC: Sovereign Bank FSB, C/LOC: UniCredito Italiano Bank plc (r)	150,000	150,000
Peoploungers, Inc., 2.91%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	170,000	170,000
Portage Indiana Economic Development Revenue, 3.19%, 3/1/20, LOC: FHLB (r)	470,000	470,000
Post Apartment Homes LP, 2.86%, 7/15/29, CA: Fannie Mae (r)	5,450,000	5,450,000
Rocketship Properties III LLC, 3.05%, 6/1/21, LOC: National Bank of South Carolina (r)	620,000	620,000
San Joaquin Mariners Association LP, 2.99%, 7/1/29, LOC: Credit Suisse First Boston Corp. (r)	165,000	165,000
Savannah Georgia Economic Development Authority Revenue, 2.87%, 3/1/18, LOC: SunTrust Bank (r)	1,040,000	1,040,000
Schenectady County New York IDA Revenue, 2.91%, 11/1/10, LOC: Fleet National Bank (r)	160,000	160,000
Sea Island Co., 3.22%, 2/1/21, LOC: Columbus Bank & Trust (r)	1,895,000	1,895,000
Shawnee Kansas Private Activity Revenue, 2.90%, 12/1/12, LOC: JP Morgan Chase Bank (r)	1,170,000	1,170,000
Southeast Alabama Gas Distribution Revenue, 2.91%, 6/1/25, BPA: AmSouth Bank, AMBAC Insured (r)	2,300,000	2,300,000
Southern Indiana Investments Company Two LLC, 2.91%, 10/15/26, LOC: Old National Bank, C/LOC: FHLB (r)	440,000	440,000
St. Joseph County Indiana Economic Development Revenue, 3.24%, 6/1/27, LOC: FHLB (r)	125,000	125,000
St. Paul Minnesota Port Authority Revenue:
3.20%, 3/1/07, LOC: Dexia Credit Local (r)	255,000	255,000
3.35%, 6/1/11, LOC: U.S. Bank (r)	465,000	465,000
2.95%, 12/1/23, LOC: Dexia Credit Local (r)	750,000	750,000
StorageMax Midtown LLC, 2.91%, 5/20/23, LOC: State Bank & Trust, C/LOC: FHLB (r)	1,830,000	1,830,000
Taylor County Kentucky Tax Notes, 2.91%, 1/1/19, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	465,000	465,000
Tyler Enterprises LLC, 2.91%, 10/1/22, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	475,000	475,000
Washington State Housing Finance Commission MFH Revenue:
Rose Creek, 2.92%, 2/1/28, LOC: U.S. Bank (r)	450,000	450,000
Twin Ponds, 2.92%, 2/1/28, LOC: U.S. Bank (r)	1,220,000	1,220,000

Total Taxable Variable Rate Demand Notes (Cost $67,877,000)		67,877,000

U.S. Government Agencies and Instrumentalities - 17.3%

Federal Farm Credit Bank Discount Notes, 8/16/05	1,000,000	992,122
Federal Home Loan Bank:
1.40%, 4/1/05	2,500,000	2,500,000
1.30%, 4/11/05	2,000,000	2,000,000
1.30%, 4/27/05	2,500,000	2,500,000
1.56%, 5/13/05	1,000,000	1,000,000
1.55%, 5/23/05	1,000,000	1,000,000
1.70%, 12/30/05	1,000,000	989,478
Freddie Mac Discount Notes:
6/30/05	3,000,000	2,985,600

	PRINCIPAL
U.S. Government Agencies and Instrumentalities - 17.3%	AMOUNT	VALUE

12/13/05	500,000	489,920

Total U.S. Government Agencies and Instrumentalities (Cost $14,457,120)		14,457,120

TOTAL INVESTMENTS (Cost $82,334,120) - 98.2%		82,334,120
Other assets and liabilities, net - 1.8%		1,547,236

Net Assets - 100%		$83,881,356

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

*	Optional tender features give these securities a shorter effective maturity date.

Explanation of Guarantees:
BPA: Bond-Purchase Agreement
CA: Collateral Agreement
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit

Abbreviations:
AMBAC: American Municipal Bond Assurance Corporation
FHLB: Federal Home Loan Bank
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
SO: Special Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS SELECT PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005

EQUITY SECURITIES - 93.0%	Shares	Value

Beverage - Soft Drinks - 4.0%
Coca-Cola Enterprises, Inc.	72,900	$1,495,908

Biotechnology - Research & Production - 1.8%
Baxter International, Inc.	20,000	679,600

Cable Television Services - 2.5%
Liberty Media Corp.*	91,000	943,670

Communications & Media - 3.8%
Time Warner, Inc.*	80,200	1,407,510

Drugs & Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.	26,000	661,960
Hospira, Inc.*	38,000	1,226,260

		1,888,220

Electronics - Semiconductors / Components - 2.1%
National Semiconductor Corp.	37,800	779,058

Electronics - Technology - 3.9%
Raytheon Co.	38,000	1,470,600

Financial Data Processing Services - 1.9%
First Data Corp.	18,500	727,235

Financial Information Services - 2.1%
Moody’s Corp.	9,500	768,170

Financial Miscellaneous - 5.2%
H & R Block, Inc.	38,700	1,957,446

Healthcare Services - 3.7%
Omnicare, Inc.	39,500	1,400,275

Household Equipment & Products - 1.9%
Black & Decker Corp.	9,000	710,910

Miscellaneous Business & Consumer Discretionary - 3.0%
E.W. Scripps Co.	23,000	1,121,250

Oil - Crude Producers - 4.7%
Burlington Resources, Inc.	35,000	1,752,450

EQUITY SECURITIES - 93.0%	Shares	Value

Publishing - Miscellaneous - 4.1%
RR Donnelley & Sons Co.	49,000	1,549,380

Publishing - Newspapers - 3.1%
Knight Ridder, Inc.	17,000	1,143,250

Recreational Vehicles & Boats - 2.6%
Harley-Davidson, Inc.	16,500	953,040

Restaurants - 6.2%
Yum! Brands, Inc.	44,600	2,310,726

Retail - 7.4%
Autonation, Inc.*	70,000	1,325,800
TJX Co.’s, Inc.	59,000	1,453,170

		2,778,970

Savings & Loans - 12.9%
Sovereign Bancorp, Inc.	67,000	1,484,720
Washington Mutual, Inc.	84,500	3,337,750

		4,822,470

Services - Commercial - 2.3%
Aramark Corp., Class B	32,600	856,728

Textiles Apparel Manufacturers - 2.6%
Liz Claiborne, Inc.	24,000	963,120

Toys - 3.4%
Mattel, Inc.	58,900	1,257,515

Utilities - Cable, Television, & Radio - 2.7%
Cablevision Systems Corp.*	36,000	1,009,800

Total Equity Securities (Cost $28,741,270)		34,747,301

TOTAL INVESTMENTS (Cost $28,741,270) - 93.0%		34,747,301
Other assets and liabilities, net - 7.0%		2,621,061

Net Assets - 100%		$37,368,362

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS SMALL COMPANY EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2005

EQUITY SECURITIES - 91.4%	Shares	Value

Advertising Agencies - 2.4%
Advo, Inc.	17,100	$640,395

Banks - Outside New York City - 7.3%
Alabama National Bancorp	1,200	74,268
Boston Private Financial Holdings, Inc.	17,600	418,000
Financial Institutions, Inc.	9,800	194,138
Hanmi Financial Corp.	27,000	446,850
Pacific Capital Bancorp	10,900	324,602
Piper Jaffray Co.’s*	6,700	245,153
UMB Financial Corp.	4,800	273,216

		1,976,227

Building Materials - 1.7%
Trex Co, Inc.*	10,100	448,541

Chemicals - 1.5%
MacDermid, Inc.	12,800	416,000

Coal - 0.2%
Foundation Coal Holdings, Inc.	1,800	42,318

Commercial Information Services - 1.7%
Arbitron, Inc.	10,700	459,030

Communications Technology - 1.3%
Bel Fuse, Inc., Class B	11,200	339,360

Computer - Services, Software & Systems - 3.1%
Ansoft Corp.*	18,500	499,130
Dendrite International, Inc.*	23,300	327,132

		826,262

Cosmetics - 0.6%
Revlon, Inc.*	52,500	151,200

Drugs & Pharmaceuticals - 3.1%
Taro Pharmaceuticals Industries Ltd.*	12,700	400,812

EQUITY SECURITIES - 91.4%	Shares	Value

Valeant Pharmaceuticals International	19,600	441,392

		842,204

Electronic Equipment & Components - 2.9%
AZZ, Inc.*	16,300	295,845
Baldor Electric Co.	18,300	472,323

		768,168

Electronics - 1.2%
Ii-Vi, Inc.*	19,000	331,360

Electronics - Semiconductors / Components - 3.2%
Actel Corp.*	17,100	262,998
Excel Technology, Inc.*	9,800	240,884
Micrel, Inc.*	39,100	360,502

		864,384

Energy Equipment - 2.3%
Global Power Equipment Group, Inc.*	63,900	612,162

Financial Data Processing Services - 1.0%
Wright Express Corp.*	15,400	263,340

Financial Miscellaneous - 2.3%
Sterling Bancorp	25,246	612,720

Healthcare Management Services - 0.8%
Corvel Corp.*	10,400	221,728

Healthcare Services - 1.1%
LabOne, Inc.*	8,500	293,080

Identification Control & Filter Devices - 1.1%
Mine Safety Appliances Co.	7,300	282,802

Insurance - Property & Casualty - 1.1%
Donegal Group, Inc.	15,909	289,073

Jewelry Watches & Gems - 1.9%
Fossil, Inc.*	20,200	523,685

EQUITY SECURITIES - 91.4%	Shares	Value

Machinery - Industrial / Specialty - 1.5%
Actuant Corp.*	7,600	341,392
Met-Pro Corp.	5,099	69,856

		411,248

Machinery - Oil Well Equipment & Services - 4.7%
Rowan Co.’s, Inc.	9,600	287,328
RPC, Inc.	32,550	494,435
W-H Energy Services, Inc.*	20,700	495,351

		1,277,114

Metal Fabricating - 2.0%
Kaydon Corp.	17,500	549,500

Multi-Sector Companies - 3.9%
Carlisle Co.’s, Inc.	6,600	460,482
Teleflex, Inc.	11,700	598,806

		1,059,288

Oil - Crude Producers - 1.6%
Unit Corp.*	9,500	429,115

Plastics - 1.5%
Spartech Corp.	20,500	406,925

Pollution Control & Environmental Services - 1.8%
Headwaters, Inc.*	14,700	482,454

Production Technology Equipment - 3.9%
Dionex Corp.*	8,600	468,700
Mykrolis Corp.*	41,300	590,590

		1,059,290

Radio & Television Broadcasters - 3.2%
Lin TV Corp.*	19,900	336,907
Saga Communications, Inc.*	32,850	528,885

		865,792

Recreational Vehicles & Boats - 1.7%
Marine Products Corp.	27,975	470,260

Restaurants - 1.6%
Rare Hospitality International, Inc.*	13,650	421,512

EQUITY SECURITIES - 91.4%	Shares	Value

Retail - 5.8%
Big 5 Sporting Goods Corp.	27,400	676,780
Coldwater Creek, Inc.*	22,050	407,484
Sportsman’s Guide, Inc.*	18,200	475,748

		1,560,012

Savings & Loans - 3.9%
First Republic Bank	20,025	648,209
Webster Financial Corp.	8,700	395,067

		1,043,276

Securities Brokers & Services - 2.0%
GFI Group, Inc.*	300	8,049
Jefferies Group, Inc.	14,400	542,592

		550,641

Services - Commercial - 1.9%
G & K Services, Inc.	12,600	507,654

Textiles Apparel Manufacturers - 2.1%
Carter’s, Inc.*	14,300	568,425

Transportation Miscellaneous - 1.1%
CH Robinson Worldwide, Inc.	5,600	288,568

Truckers - 5.3%
Heartland Express, Inc.	15,700	300,655
Knight Transportation, Inc.	16,925	417,540
Landstar System, Inc.*	22,000	720,500

		1,438,695

Utilities - Telecommunications - 0.1%
Iowa Telecommunications Services, Inc.	1,900	37,050

Total Equity Securities (Cost $20,857,622)		24,630,858

TOTAL INVESTMENTS (Cost $20,857,622) - 91.4%		24,630,858
Other assets and liabilities, net - 8.6%		2,326,000

Net Assets - 100%		$26,956,858

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Ameritas Portfolios (the “Portfolios”) are a series of Calvert Variable Series, Inc. (“CVS” or the “Fund”), an open-end management investment company, registered under the Investment Company Act of 1940. The Fund is comprised of sixteen separate portfolios, nine of which are reported herein. The Income & Growth, Growth, Small Capitalization, MidCap Growth, Core Strategies, Index 500, and Money Market Portfolios are registered as diversified portfolios. The Select and Small Company Equity Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At March 31, 2005, no securities were fair valued under the direction of the Board of Directors.

Futures Contracts: The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolios have an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank. These credits are used to reduce the Portfolios’ expenses. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects the Portfolio against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the Portfolio maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2005, and net realized capital loss carryforwards as of December 31, 2004 with expiration dates:

	MONEY	INCOME &		SMALL
	MARKET	GROWTH	GROWTH	CAPITALIZATION

Federal income tax cost	$82,334,120	$40,048,896	$73,022,309	$35,574,299

Unrealized appreciation	—	4,356,484	4,721,124	2,419,410

Unrealized (depreciation)	—	(641,023)	(2,012,982)	(1,974,438)

Net appreciation (depreciation)	—	$3,715,461	$2,708,142	$444,972

	MIDCAP	CORE
	GROWTH	STRATEGIES	INDEX 500	SELECT

Federal income tax cost	$66,200,505	$61,767,110	$130,557,179	$28,742,969

Unrealized appreciation	7,336,100	5,747,165	18,609,187	6,137,525

Unrealized (depreciation)	(2,842,709)	(2,518,001)	(38,403,106)	(133,193)

Net appreciation (depreciation)	$4,493,391	$3,229,164	($19,793,919)	$6,004,332

SMALL
COMPANY

Federal income tax cost	$20,857,622

Unrealized appreciation	4,604,008

Unrealized (depreciation)	(830,772)

Net appreciation (depreciation)	$3,773,236

CAPITAL LOSS CARRYFORWARDS

	INCOME &		SMALL	MIDCAP
EXPIRATION DATE	GROWTH	GROWTH	CAPITALIZATION	GROWTH

31-Dec-09	$4,719,500	$15,004,828	$25,901,859	—
31-Dec-10	17,480,903	31,522,956	11,902,668	$358,996
31-Dec-11	217,573	—	—	—
31-Dec-12	—	—	—	—

	$22,417,976	$46,527,784	$37,804,527	$358,996

	CORE
EXPIRATION DATE	STRATEGIES	INDEX 500	SELECT

31-Dec-09	$2,044,216	$4,509,591	—
31-Dec-10	19,685,655	12,775,077	$564,491
31-Dec-11	251,543	2,110,080	7,078
31-Dec-12	—	960,575	—

	$21,981,414	$20,355,323	$571,569

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     CALVERT VARIABLE SERIES, INC.

By:	/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
Chairman — Principal Executive Officer

Date:	May 26, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
Chairman — Principal Executive Officer

Date:	May 26, 2005

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	May 26, 2005